UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

ITEM 1.                          SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
Abercrombie & Fitch Co. Cl A	87	4,316
Amazon.com, Inc.*	332	67,233
Apollo Group, Inc.*	107	4,134
AutoNation, Inc.*	33	1,132
AutoZone, Inc.*	24	8,923
Bed Bath & Beyond, Inc.*	206	13,549
Best Buy Co., Inc.	270	6,394
Big Lots, Inc.*	50	2,151
BorgWarner, Inc.*	93	7,844
Cablevision Systems Corp. Cl A	230	3,376
CarMax, Inc.*	197	6,826
Carnival Corp.	383	12,287
CBS Corp. Cl B	571	19,363
Chipotle Mexican Grill, Inc. Cl A*	28	11,704
Coach, Inc.	258	19,938
Comcast Corp. Cl A	2,429	72,894
D.R. Horton, Inc.	280	4,248
Darden Restaurants, Inc.	107	5,474
DeVry, Inc.	64	2,168
DIRECTV Cl A*	616	30,393
Discovery Communications, Inc. Cl A*	236	11,942
Disney (Walt) Co.	1,582	69,260
Dollar Tree, Inc.*	109	10,299
Expedia, Inc.	68	2,274
Family Dollar Stores, Inc.	100	6,328
Ford Motor Co.	3,363	42,004
GameStop Corp. Cl A	143	3,123
Gannett Co., Inc.	223	3,419
Gap, Inc.	314	8,208
Genuine Parts Co.	143	8,973
Goodyear Tire & Rubber Co.*	184	2,064
H&R Block, Inc.	268	4,414
Harley-Davidson, Inc.	206	10,110
Harman Int’l. Industries, Inc.	70	3,277
Hasbro, Inc.	95	3,488
Home Depot, Inc.	1,378	69,327
International Game Technology	274	4,600
Interpublic Group of Cos., Inc.	381	4,347
Johnson Controls, Inc.	585	19,001
Kohl’s Corp.	223	11,157
Leggett & Platt, Inc.	146	3,359
Lennar Corp. Cl A	127	3,452
Limited Brands, Inc.	214	10,272
Lowe’s Cos., Inc.	1,115	34,989
Macy’s, Inc.	373	14,819
Marriott International, Inc. Cl A	236	8,933
Mattel, Inc.	305	10,266
McDonald’s Corp.	909	89,173
McGraw-Hill Cos., Inc.	264	12,796
Netflix, Inc.*	52	5,982
Newell Rubbermaid, Inc.	242	4,310
News Corp. Cl A	1,900	37,411
NIKE, Inc. Cl B	325	35,243
Nordstrom, Inc.	145	8,079
O’Reilly Automotive, Inc.*	114	10,414
Omnicom Group, Inc.	250	12,663

Penney (J.C.) Co., Inc.	124	4,393
Priceline.com, Inc.*	45	32,288
Pulte Homes, Inc.*	237	2,097
Ralph Lauren Corp.	58	10,111
Ross Stores, Inc.	201	11,678
Scripps Networks Interactive, Inc. Cl A	72	3,506
Sears Hldgs. Corp.*	27	1,789
Staples, Inc.	617	9,983
Starbucks Corp.	657	36,720
Starwood Hotels & Resorts	182	10,267
Target Corp.	597	34,787
Tiffany & Co.	116	8,019
Time Warner Cable, Inc.	283	23,065
Time Warner, Inc.	876	33,069
TJX Cos., Inc.	684	27,162
TripAdvisor, Inc.*	69	2,461
Urban Outfitters, Inc.*	122	3,551
V.F. Corp.	77	11,240
Viacom, Inc. Cl B	501	23,777
Washington Post Co. Cl B	6	2,241
Whirlpool Corp.	74	5,688
Wyndham Worldwide Corp.	124	5,767
Wynn Resorts Ltd.	71	8,866
Yum! Brands, Inc.	412	29,326
		1,245,974
CONSUMER STAPLES (6.4%)
Altria Group, Inc.	1,874	57,850
Archer-Daniels-Midland Co.	603	19,091
Avon Products, Inc.	359	6,950
Beam, Inc.	138	8,083
Brown-Forman Corp. Cl B	85	7,088
Campbell Soup Co.	172	5,822
Clorox Co.	116	7,975
Coca-Cola Co.	2,054	152,017
Coca-Cola Enterprises, Inc.	286	8,180
Colgate-Palmolive Co.	439	42,925
ConAgra Foods, Inc.	382	10,031
Constellation Brands, Inc. Cl A*	148	3,491
Costco Wholesale Corp.	385	34,958
CVS Caremark Corp.	1,197	53,626
Dean Foods Co.*	185	2,240
Dr. Pepper Snapple Group, Inc.	206	8,283
Estee Lauder Cos., Inc. Cl A	199	12,326
General Mills, Inc.	578	22,802
Heinz (H.J.) Co.	296	15,851
Hershey Co.	132	8,096
Hormel Foods Corp.	118	3,483
J.M. Smucker Co.	102	8,299
Kellogg Co.	236	12,657
Kimberly-Clark Corp.	356	26,305
Kraft Foods, Inc. Cl A	1,591	60,474
Kroger Co.	506	12,260
Lorillard, Inc.	122	15,797
McCormick & Co., Inc.	131	7,130
Mead Johnson Nutrition Co.	184	15,176
Molson Coors Brewing Co. Cl B	132	5,973
PepsiCo, Inc.	1,417	94,018
Philip Morris Int’l., Inc.	1,533	135,839
Proctor & Gamble Co.	2,519	169,302
Reynolds American, Inc.	300	12,432

Safeway, Inc.	254	5,133
Sara Lee Corp.	526	11,325
SUPERVALU, Inc.	177	1,011
Sysco Corp.	530	15,826
Tyson Foods, Inc. Cl A	285	5,458
Wal-Mart Stores, Inc.	1,582	96,818
Walgreen Co.	797	26,692
Whole Foods Market, Inc.	145	12,064
		1,241,157
ENERGY (6.6%)
Alpha Natural Resources, Inc.*	197	2,996
Anadarko Petroleum Corp.	453	35,488
Apache Corp.	344	34,551
Baker Hughes, Inc.	397	16,650
Cabot Oil & Gas Corp.	206	6,421
Cameron International Corp.*	235	12,415
Chesapeake Energy Corp.	595	13,786
Chevron Corp.	1,784	191,316
ConocoPhillips	1,169	88,856
Consol Energy, Inc.	204	6,956
Denbury Resources, Inc.*	350	6,381
Devon Energy Corp.	352	25,034
Diamond Offshore Drilling, Inc.	64	4,272
El Paso Corp.	702	20,744
EOG Resources, Inc.	242	26,886
EQT Corp.	136	6,557
Exxon Mobil Corp.	4,243	367,995
FMC Technologies, Inc.*	217	10,941
Halliburton Co.	858	28,477
Helmerich & Payne, Inc.	96	5,179
Hess Corp.	273	16,093
Marathon Oil Corp.	629	19,939
Marathon Petroleum Corp.	307	13,312
Murphy Oil Corp.	174	9,791
Nabors Industries Ltd.*	272	4,757
National Oilwell Varco, Inc.	369	29,324
Newfield Exploration Co.*	126	4,370
Noble Drilling Corp.*	223	8,356
Noble Energy, Inc.	158	15,449
Occidental Petroleum Corp.	719	68,470
Peabody Energy Corp.	241	6,979
Pioneer Natural Resources Co.	114	12,721
QEP Resources, Inc.	142	4,331
Range Resources Corp.	148	8,605
Rowan Cos., Inc.*	124	4,083
Schlumberger Ltd.	1,191	83,287
Southwestern Energy Co.*	297	9,088
Spectra Energy Corp.	596	18,804
Sunoco, Inc.	85	3,243
Tesoro Corp.*	114	3,060
Valero Energy Corp.	516	13,297
Williams Cos., Inc.	520	16,021
WPX Energy, Inc.*	175	3,152
		1,288,433
FINANCIALS (8.3%)
ACE Ltd.	309	22,619
Aflac, Inc.	405	18,626
Allstate Corp.	449	14,781
American Express Co.	846	48,950
American Int’l. Group, Inc.*	479	14,768

American Tower Corp.	356	22,435
Ameriprise Financial, Inc.	194	11,083
Aon Corp.	299	14,669
Apartment Investment & Management Co. Cl A	88	2,324
Assurant, Inc.	84	3,402
AvalonBay Communities, Inc.	90	12,722
Bank of America Corp.	8,248	78,933
Bank of New York Mellon Corp.	1,033	24,926
BB&T Corp.	577	18,112
Berkshire Hathaway, Inc. Cl B*	1,565	127,000
BlackRock, Inc.	89	18,236
Boston Properties, Inc.	129	13,544
Capital One Financial Corp.	456	25,417
CBRE Group, Inc.*	273	5,449
Charles Schwab Corp.	883	12,689
Chubb Corp.	248	17,139
Cincinnati Financial Corp.	158	5,453
Citigroup, Inc.	2,493	91,119
CME Group, Inc.	55	15,913
Comerica, Inc.	168	5,436
Discover Financial Svcs.	455	15,170
E*Trade Financial Corp.*	204	2,234
Equity Residential	264	16,532
Federated Investors, Inc. Cl B	101	2,263
Fifth Third Bancorp	787	11,057
First Horizon National Corp.	212	2,201
Franklin Resources, Inc.	127	15,752
Genworth Financial, Inc. Cl A*	362	3,012
Goldman Sachs Group, Inc.	435	54,101
Hartford Financial Svcs. Group, Inc.	366	7,715
HCP, Inc.	363	14,324
Health Care REIT, Inc.	187	10,278
Host Hotels & Resorts, Inc.	635	10,427
Hudson City Bancorp, Inc.	456	3,333
Huntington Bancshares, Inc.	700	4,515
IntercontinentalExchange, Inc.*	65	8,932
Invesco Ltd.	387	10,321
JPMorgan Chase & Co.	3,146	144,653
KeyCorp	796	6,766
Kimco Realty Corp.	345	6,645
Legg Mason, Inc.	116	3,240
Leucadia National Corp.	164	4,280
Lincoln National Corp.	249	6,564
Loews Corp.	286	11,403
M&T Bank Corp.	106	9,209
Marsh & McLennan Cos., Inc.	477	15,641
MetLife, Inc.	928	34,661
Moody’s Corp.	162	6,820
Morgan Stanley	1,275	25,041
Nasdaq OMX Group, Inc.*	127	3,289
Northern Trust Corp.	216	10,249
NYSE Euronext	228	6,842
People’s United Financial, Inc.	341	4,515
Plum Creek Timber Co., Inc.	136	5,652
PNC Financial Svcs. Grp., Inc.	445	28,698
Principal Financial Grp., Inc.	269	7,938
Progressive Corp.	547	12,679
ProLogis, Inc.	418	15,056
Prudential Financial, Inc.	405	25,673
Public Storage	126	17,409

Regions Financial Corp.	1,039	6,847
Simon Property Group, Inc.	270	39,334
SLM Corp.	485	7,644
State Street Corp.	393	17,882
SunTrust Banks, Inc.	414	10,006
T. Rowe Price Group, Inc.	225	14,693
Torchmark Corp.	90	4,487
Travelers Cos., Inc.	341	20,187
U.S. Bancorp	1,643	52,050
Unum Group	276	6,756
Ventas, Inc.	257	14,675
Vornado Realty Trust	162	13,640
Wells Fargo & Co.	4,460	152,264
Weyerhaeuser Co.	458	10,039
XL Group PLC	258	5,596
Zions Bancorporation	152	3,262
		1,630,197
HEALTH CARE (6.7%)
Abbott Laboratories	1,400	85,806
Aetna, Inc.	316	15,851
Agilent Technologies, Inc.*	297	13,219
Allergan, Inc.	278	26,530
AmerisourceBergen Corp.	235	9,325
Amgen, Inc.	707	48,069
Bard (C.R.), Inc.	71	7,009
Baxter International, Inc.	510	30,488
Becton, Dickinson & Co.	188	14,598
Biogen Idec, Inc.*	214	26,958
Boston Scientific Corp.*	1,306	7,810
Bristol-Myers Squibb Co.	1,523	51,401
Cardinal Health, Inc.	325	14,011
CareFusion Corp.*	220	5,705
Celgene Corp.*	385	29,845
Cerner Corp.*	132	10,053
CIGNA Corp.	240	11,820
Coventry Health Care, Inc.	134	4,766
Covidien PLC	411	22,473
DaVita, Inc.*	90	8,115
Dentsply International, Inc.	114	4,575
Edwards Lifesciences Corp.*	97	7,055
Express Scripts, Inc.*	434	23,514
Forest Laboratories, Inc.*	234	8,117
Gilead Sciences, Inc.*	671	32,778
Hospira, Inc.*	153	5,721
Humana, Inc.	143	13,225
Intuitive Surgical, Inc.*	37	20,045
Johnson & Johnson	2,492	164,372
Laboratory Corp. of America Hldgs.*	87	7,964
Life Technologies Corp.*	169	8,251
Lilly (Eli) & Co.	922	37,129
McKesson Corp.	219	19,222
Medco Health Solutions, Inc.*	336	23,621
Medtronic, Inc.	918	35,976
Merck & Co., Inc.	2,773	106,483
Mylan, Inc.*	394	9,239
Patterson Cos., Inc.	70	2,338
PerkinElmer, Inc.	83	2,296
Perrigo Co.	90	9,298
Pfizer, Inc.	6,695	151,709
Quest Diagnostics, Inc.	132	8,072

St. Jude Medical, Inc.	290	12,850
Stryker Corp.	288	15,978
Tenet Healthcare Corp.*	402	2,135
Thermo Fisher Scientific, Inc.	312	17,591
UnitedHealth Group, Inc.	930	54,814
Varian Medical Systems, Inc.*	97	6,689
Waters Corp.*	86	7,969
Watson Pharmaceuticals, Inc.*	115	7,712
WellPoint, Inc.	283	20,885
Zimmer Hldgs., Inc.	159	10,221
		1,301,696
INDUSTRIALS (6.1%)
3M Co.	616	54,953
Avery Dennison Corp.	76	2,290
Boeing Co.	659	49,010
Caterpillar, Inc.	566	60,290
Cintas Corp.	113	4,421
Cooper Industries PLC Cl A	142	9,081
CSX Corp.	920	19,798
Cummins, Inc.	159	19,086
Danaher Corp.	513	28,728
Deere & Co.	357	28,881
Donnelley (R.R.) & Sons Co.	176	2,181
Dover Corp.	158	9,945
Dun & Bradstreet Corp.	40	3,389
Eaton Corp.	289	14,401
Emerson Electric Co.	650	33,917
Equifax, Inc.	103	4,559
Expeditors Int’l. of Wash.	199	9,255
Fastenal Co.	280	15,148
FedEx Corp.	276	25,381
Flowserve Corp.	49	5,660
Fluor Corp.	145	8,706
General Dynamics Corp.	324	23,775
General Electric Co.	9,126	183,159
Goodrich Corp.	116	14,551
Grainger (W.W.), Inc.	58	12,459
Honeywell International, Inc.	692	42,247
Illinois Tool Works, Inc.	429	24,504
Ingersoll-Rand PLC	274	11,330
Iron Mountain, Inc.	156	4,493
Jacobs Engineering Group, Inc.*	120	5,324
Joy Global, Inc.	100	7,350
L-3 Communications Hldgs., Inc.	80	5,662
Lockheed Martin Corp.	238	21,387
Masco Corp.	251	3,356
Norfolk Southern Corp.	296	19,486
Northrop Grumman Corp.	218	13,315
Paccar, Inc.	307	14,377
Pall Corp.	113	6,738
Parker Hannifin Corp.	138	11,668
Pitney Bowes, Inc.	186	3,270
Precision Castparts Corp.	129	22,304
Quanta Services, Inc.*	206	4,305
Raytheon Co.	303	15,992
Republic Services, Inc.	296	9,046
Robert Half Int’l., Inc.	111	3,363
Robinson (C.H.) Worldwide, Inc.	156	10,216
Rockwell Automation, Inc.	122	9,723
Rockwell Collins, Inc.	135	7,771

Roper Industries, Inc.	80	7,933
Ryder System, Inc.	41	2,165
Snap-On, Inc.	55	3,353
Southwest Airlines Co.	673	5,546
Stanley Black & Decker, Inc.	154	11,852
Stericycle, Inc.*	79	6,608
Textron, Inc.	247	6,874
Tyco International Ltd.	420	23,596
Union Pacific Corp.	417	44,819
United Parcel Service, Inc. Cl B	859	69,338
United Technologies Corp.	812	67,347
Waste Management, Inc.	422	14,753
Xylem, Inc.	159	4,412
		1,188,847
INFORMATION TECHNOLOGY (11.8%)
Accenture Ltd. Cl A	569	36,701
Adobe Systems, Inc.*	433	14,856
Advanced Micro Devices, Inc.*	551	4,419
Akamai Technologies, Inc.*	151	5,542
Altera Corp.	284	11,309
Amphenol Corp. Cl A	138	8,248
Analog Devices, Inc.	255	10,302
Apple, Inc.*	806	483,176
Applied Materials, Inc.	1,149	14,294
Autodesk, Inc.*	194	8,210
Automatic Data Processing, Inc.	449	24,780
BMC Software, Inc.*	146	5,863
Broadcom Corp. Cl A*	416	16,349
CA, Inc.	328	9,040
Cisco Systems, Inc.	4,832	102,197
Citrix Systems, Inc.*	172	13,573
Cognizant Technology Solutions*	265	20,392
Computer Sciences Corp.	142	4,251
Corning, Inc.	1,347	18,966
Dell, Inc.*	1,374	22,808
eBay, Inc.*	994	36,669
Electronic Arts, Inc.*	337	5,554
EMC Corp.*	1,865	55,726
F5 Networks, Inc.*	69	9,312
Fidelity Nat’l. Information Svcs., Inc.	206	6,823
First Solar, Inc.*	39	977
Fiserv, Inc.*	131	9,090
FLIR Systems, Inc.	129	3,265
Google, Inc. Cl A*	225	144,279
Harris Corp.	103	4,643
Hewlett-Packard Co.	1,759	41,917
Int’l. Business Machines Corp.	1,021	213,032
Intel Corp.	4,399	123,656
Intuit, Inc.	261	15,694
Jabil Circuit, Inc.	168	4,220
JDS Uniphase Corp.*	160	2,318
Juniper Networks, Inc.*	474	10,845
KLA-Tencor Corp.	154	8,381
Lexmark International, Inc. Cl A	65	2,161
Linear Technology Corp.	200	6,740
LSI Corp.*	509	4,418
MasterCard, Inc. Cl A	97	40,792
Microchip Technology, Inc.	185	6,882
Micron Technology, Inc.*	774	6,269
Microsoft Corp.	6,613	213,269

Molex, Inc.	122	3,431
Motorola Mobility Hldgs., Inc.*	228	8,947
Motorola Solutions, Inc.	268	13,622
NetApp, Inc.*	316	14,147
Novellus Systems, Inc.*	71	3,544
Nvidia Corp.*	539	8,295
Oracle Corp.	3,541	103,256
Paychex, Inc.	283	8,770
QUALCOMM, Inc.	1,502	102,166
Red Hat, Inc.*	180	10,780
SAIC, Inc.*	258	3,406
Salesforce.com, inc.*	119	18,387
SanDisk Corp.*	224	11,108
Symantec Corp.*	619	11,575
TE Connectivity Ltd.	364	13,377
Teradata Corp.*	148	10,086
Teradyne, Inc.*	134	2,263
Texas Instruments, Inc.	989	33,240
Total System Services, Inc.	148	3,414
VeriSign, Inc.	148	5,674
Visa, Inc. Cl A	453	53,454
Western Digital Corp.*	206	8,526
Western Union Co.	564	9,926
Xerox Corp.	1,219	9,850
Xilinx, Inc.	244	8,889
Yahoo!, Inc.*	1,048	15,951
		2,308,292
MATERIALS (2.0%)
Air Products & Chemicals, Inc.	184	16,891
Airgas, Inc.	67	5,961
Alcoa, Inc.	863	8,647
Allegheny Technologies, Inc.	78	3,211
Ball Corp.	137	5,875
Bemis Co., Inc.	106	3,423
CF Industries Hldgs., Inc.	61	11,142
Cliffs Natural Resources, Inc.	110	7,619
Dow Chemical Co.	1,038	35,956
Du Pont (E.I.) de Nemours & Co.	817	43,219
Eastman Chemical Co.	131	6,771
Ecolab, Inc.	263	16,232
FMC Corp.	68	7,198
Freeport-McMoRan Copper & Gold, Inc.	847	32,220
Int’l. Flavors & Fragrances, Inc.	79	4,629
International Paper Co.	413	14,496
MeadWestvaco Corp.	145	4,581
Monsanto Co.	482	38,444
Newmont Mining Corp.	462	23,687
Nucor Corp.	280	12,026
Owens-Illinois, Inc.*	139	3,244
PPG Industries, Inc.	132	12,646
Praxair, Inc.	264	30,265
Sealed Air Corp.	167	3,225
Sherwin-Williams Co.	74	8,042
Sigma-Aldrich Corp.	108	7,890
The Mosaic Co.	257	14,210
Titanium Metals Corp.	81	1,098
United States Steel Corp.	114	3,348
Vulcan Materials Co.	123	5,256
		391,452

TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc	.	5,343	166,862
CenturyLink, Inc.		546	21,103
Crown Castle International Corp.*		238	12,695
Frontier Communications Corp.		1,044	4,353
MetroPCS Communications, Inc.*		227	2,048
Sprint Nextel Corp.*		2,833	8,074
Verizon Communications, Inc.		2,563	97,983
Windstream Corp.		558	6,534
			319,652
UTILITIES (2.0%)
AES Corp.*		597	7,803
AGL Resources, Inc.		115	4,510
Ameren Corp.		215	7,005
American Electric Power Co., Inc.		440	16,975
CenterPoint Energy, Inc.		410	8,085
CMS Energy Corp.		259	5,698
Consolidated Edison, Inc.		273	15,949
Dominion Resources, Inc.		535	27,397
DTE Energy Co.		165	9,080
Duke Energy Corp.		1,227	25,779
Edison International		289	12,285
Entergy Corp.		166	11,155
Exelon Corp.		782	30,662
FirstEnergy Corp.		380	17,324
Integrys Energy Group, Inc.		65	3,444
NextEra Energy, Inc.		375	22,905
NiSource, Inc.		284	6,915
Northeast Utilities		155	5,754
NRG Energy, Inc.*		207	3,244
Oneok, Inc.		95	7,758
Pepco Hldgs., Inc.		237	4,477
PG&E Corp.		364	15,801
Pinnacle West Capital Corp.		97	4,646
PPL Corp.		519	14,667
Progress Energy, Inc.		274	14,552
Public Svc. Enterprise Group, Inc.		450	13,775
SCANA Corp.		101	4,607
Sempra Energy		229	13,731
Southern Co.		809	36,348
TECO Energy, Inc.		191	3,352
Wisconsin Energy Corp.		229	8,056
Xcel Energy, Inc.		470	12,441
			396,180
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $9,975,378) 57.9%			11,311,880

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	0.01	04/19/12	100,000	99,999
U.S. Treasury Bill (1)	A-1+	0.08	05/10/12	100,000	99,992
					199,991
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,991) 1.0%					199,991

TOTAL INDEXED ASSETS (Cost: $10,175,369) 58.9%					11,511,871

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.9%)
Abercrombie & Fitch Co. Cl A	225	11,162
AFC Enterprises, Inc.*	1,198	20,318
Amazon.com, Inc.*	238	48,197
American Axle & Mfg. Hldgs., Inc.*	1,544	18,080
ANN, Inc.*	496	14,205
Bassett Furniture Industries, Inc.	1,727	15,888
BorgWarner, Inc.*	135	11,386
Brunswick Corp.	561	14,446
Darden Restaurants, Inc.	351	17,957
Denny’s Corp.*	4,251	17,174
Dillard’s, Inc. Cl A	111	6,995
Discovery Communications, Inc. Cl A*	318	16,091
Disney (Walt) Co.	943	41,285
Express, Inc.*	935	23,356
Ford Motor Co.	1,774	22,157
HSN, Inc.	471	17,912
Johnson Controls, Inc.	347	11,271
Lincoln Educational Svcs. Corp.	1,028	8,131
Macy’s, Inc.	646	25,666
Maidenform Brands, Inc.*	943	21,227
P.F. Chang’s China Bistro, Inc.	341	13,476
Pep Boys - Manny, Moe & Jack	2,925	43,641
Pinnacle Entertainment, Inc.*	1,162	13,375
Quiksilver, Inc.*	2,158	8,718
Rent-A-Center, Inc.	498	18,800
Shutterfly, Inc.*	862	27,007
Sotheby’s	170	6,688
Starbucks Corp.	1,392	77,799
Steiner Leisure Ltd.*	146	7,129
Steve Madden Ltd.*	505	21,589
Target Corp.	262	15,267
Time Warner Cable, Inc.	353	28,770
Time Warner, Inc.	594	22,424
Tupperware Brands Corp.	95	6,033
Urban Outfitters, Inc.*	425	12,372
Valassis Communications, Inc.*	157	3,611
Viacom, Inc. Cl B	674	31,988
Wolverine World Wide, Inc.	528	19,631
		761,222
CONSUMER STAPLES (2.4%)
Darling International, Inc.*	703	12,246
Estee Lauder Cos., Inc. Cl A	418	25,891
Hain Celestial Group, Inc.*	337	14,764
J.M. Smucker Co.	381	30,998
Kraft Foods, Inc. Cl A	570	21,666
Nu Skin Enterprises, Inc. Cl A	224	12,972
PepsiCo, Inc.	649	43,061
Philip Morris Int’l., Inc.	841	74,521
Prestige Brands Hldgs., Inc.*	506	8,845
Proctor & Gamble Co.	1,049	70,503
The Pantry, Inc.*	1,102	14,337
TreeHouse Foods, Inc.*	215	12,793
Tyson Foods, Inc. Cl A	1,605	30,736
Vector Group Ltd.	1,092	19,350
Wal-Mart Stores, Inc.	1,159	70,931
		463,614

ENERGY (3.6%)
Abraxas Petroleum Corp.*	2,414	7,532
Anadarko Petroleum Corp.	454	35,566
Apache Corp.	311	31,237
Chevron Corp.	413	44,290
CVR Energy, Inc.*	393	10,513
Energy XXI (Bermuda) Ltd.*	1,831	66,118
EOG Resources, Inc.	223	24,775
Exxon Mobil Corp.	1,680	145,706
Gasco Energy, Inc.*	18,134	4,845
Goodrich Petroleum Corp.*	505	9,605
Halliburton Co.	1,036	34,385
Hess Corp.	301	17,744
Lufkin Industries, Inc.	158	12,743
MarkWest Energy Partners LP	303	17,710
McMoRan Exploration Co.*	7,379	78,955
National Oilwell Varco, Inc.	467	37,112
Noble Energy, Inc.	399	39,014
Occidental Petroleum Corp.	490	46,663
Range Resources Corp.	262	15,233
Saratoga Resources, Inc.*	3,875	28,094
		707,840
FINANCIALS (7.5%)
American Tower Corp.	715	45,059
Aon Corp.	302	14,816
Ashford Hospitality Trust, Inc.	991	8,929
Aspen Insurance Hldgs. Ltd.	611	17,071
Associated Estates Realty Corp.	1,283	20,964
BancFirst Corp.	240	10,454
Bank of America Corp.	3,464	33,150
Bank of Marin Bancorp	160	6,082
Banner Corp.	275	6,058
BB&T Corp.	957	30,040
Berkshire Hathaway, Inc. Cl B*	579	46,986
Brookline Bancorp, Inc.	1,656	15,517
Bryn Mawr Bank Corp.	478	10,726
Capital One Financial Corp.	933	52,005
Cash America Int’l., Inc.	361	17,303
Chesapeake Lodging Trust	1,129	20,288
Citigroup, Inc.	912	33,334
Cogdell Spencer, Inc.	1,763	7,475
Colonial Properties Trust	1,559	33,877
Dime Community Bancshares	792	11,571
EastGroup Properties, Inc.	327	16,422
Ellington Financial LLC	1,260	24,633
Equity Lifestyle Properties, Inc.	366	25,525
FelCor Lodging Trust, Inc.*	5,359	19,292
First Interstate BancSytem, Inc.	731	10,687
First Niagara Financial Group, Inc.	1,638	16,118
Flushing Financial Corp.	219	2,948
Forest City Enterprises, Inc. Cl A*	1,242	19,450
Franklin Resources, Inc.	121	15,008
Glacier Bancorp, Inc.	887	13,252
Goldman Sachs Group, Inc.	321	39,923
Highwoods Properties, Inc.	539	17,959
IBERIABANK Corp.	203	10,854
Investors Bancorp, Inc.*	830	12,467
Janus Capital Group, Inc.	1,471	13,107
JPMorgan Chase & Co.	2,064	94,903

MarketAxess Hldgs., Inc.	155	5,780
Marlin Business Svcs. Corp.	888	13,373
MB Financial, Inc.	588	12,342
Meadowbrook Insurance Group, Inc.	1,800	16,794
MetLife, Inc.	941	35,146
Mid-America Apt. Communities, Inc.	325	21,784
National Retail Pptys., Inc.	481	13,078
NBH Hldgs. Co.†	2,617	44,489
Northwest Bancshares, Inc.	1,999	25,387
OneBeacon Insurance Group Ltd. Cl A	650	10,017
Pennsylvania REIT	1,202	18,355
PHH Corp.*	657	10,164
PNC Financial Svcs. Grp., Inc.	409	26,376
ProAssurance Corp.	437	38,504
Prosperity Bancshares, Inc.	312	14,290
PS Business Parks, Inc.	160	10,486
S.Y. Bancorp, Inc.	895	20,764
SeaBright Hldgs., Inc.	2,705	24,588
Select Income REIT*	188	4,245
Senior Housing Pptys. Trust	426	9,393
Signature Bank*	638	40,219
Simon Property Group, Inc.	337	49,094
Starwood Property Trust, Inc.	359	7,546
Steel Excel, Inc.*	187	5,236
Stifel Financial Corp.*	403	15,250
SVB Financial Group*	382	24,578
Symetra Financial Corp.	1,704	19,647
UMB Financial Corp.	278	12,436
Urstadt Biddle Properties Cl A	427	8,429
Wells Fargo & Co.	2,548	86,989
Westamerica Bancorporation	328	15,744
		1,454,776
HEALTH CARE (4.5%)
Abbott Laboratories	266	16,303
Abiomed, Inc.*	998	22,146
Acorda Therapeutics, Inc.*	113	3,000
Alphatec Hldgs., Inc.*	2,402	5,693
AMERIGROUP Corp.*	213	14,331
Auxilium Pharmaceuticals, Inc.*	209	3,881
BioSpecifics Technologies Corp.*	57	902
Bruker Corp.*	592	9,064
Cantel Medical Corp.	68	1,706
Celgene Corp.*	437	33,876
Cepheid, Inc.*	169	7,069
Computer Programs & Systems, Inc.	245	13,847
Conceptus, Inc.*	1,162	16,710
Cubist Pharmaceuticals, Inc.*	448	19,376
Cyberonics, Inc.*	627	23,908
DexCom, Inc.*	1,036	10,805
Emergent Biosolutions, Inc.*	467	7,472
Enzon Pharmaceuticals, Inc.*	1,447	9,897
Express Scripts, Inc.*	266	14,412
Forest Laboratories, Inc.*	1,044	36,216
Gilead Sciences, Inc.*	632	30,873
Halozyme Therapeutics, Inc. *	247	3,152
HeartWare International, Inc.*	57	3,744
HMS Hldgs. Corp.*	749	23,376
Impax Laboratories, Inc.*	404	9,930
Incyte Corp.*	308	5,944
Insulet Corp.*	456	8,728

IPC The Hospitalist Co.*	227	8,379
Ironwood Pharmaceuticals, Inc.*	378	5,031
MAKO Surgical Corp.*	101	4,257
MAP Pharmaceuticals, Inc.*	191	2,743
McKesson Corp.	357	31,334
Medicines Co.*	1,409	28,279
Merck & Co., Inc.	1,447	55,565
Mylan, Inc.*	1,409	33,041
Neogen Corp.*	386	15,081
NxStage Medical, Inc.*	902	17,382
Onyx Pharmaceuticals, Inc.*	342	12,887
OSI Pharmaceuticals, Inc. - rights*	131	0
PAREXEL International Corp.*	483	13,027
Pfizer, Inc.	3,371	76,387
Pharmacyclics, Inc.*	146	4,053
Progenics Pharmaceuticals, Inc.*	314	3,109
QLT, Inc.*	3,626	25,382
Questcor Pharmaceuticals, Inc.*	337	12,678
Sagent Pharmaceuticals, Inc.*	258	4,610
Salix Pharmaceuticals Ltd.*	692	36,330
Seattle Genetics, Inc.*	465	9,477
St. Jude Medical, Inc.	360	15,952
Stryker Corp.	239	13,260
SXC Health Solutions Corp.*	237	17,766
Thoratec Corp.*	234	7,888
UnitedHealth Group, Inc.	650	38,311
Vascular Solutions, Inc.*	437	4,715
ViroPharma, Inc.*	202	6,074
WellPoint, Inc.	211	15,572
		874,931
INDUSTRIALS (5.0%)
Acacia Research Corp.*	292	12,188
Acco Brands Corp.*	1,336	16,580
Actuant Corp. Cl A	737	21,366
Alaska Air Group, Inc.*	516	18,483
Astec Industries, Inc.*	346	12,622
Astronics Corp.*	586	20,487
AZZ, Inc.	763	39,402
Belden, Inc.	203	7,696
Boeing Co.	695	51,687
Caterpillar, Inc.	504	53,686
Cummins, Inc.	353	42,374
EMCOR Group, Inc.	334	9,258
Encore Wire Corp.	833	24,765
EnPro Industries, Inc.*	342	14,056
Expeditors Int’l. of Wash.	649	30,185
FedEx Corp.	354	32,554
General Electric Co.	4,086	82,006
Genesee & Wyoming, Inc. Cl A*	820	44,756
Graham Corp.	503	11,011
Healthcare Svcs. Group, Inc.	524	11,145
Hub Group, Inc. Cl A*	269	9,692
Insperity, Inc.	393	12,042
Kaydon Corp.	506	12,908
Miller Industries, Inc.	1,142	19,323
Mueller Industries, Inc.	852	38,723
Old Dominion Freight Line, Inc.*	1,302	62,067
On Assignment, Inc.*	800	13,976
Precision Castparts Corp.	277	47,893
Raven Industries, Inc.	465	28,370

RBC Bearings, Inc.*	372	17,160
Robbins & Myers, Inc.	359	18,686
Robert Half Int’l., Inc.	670	20,301
Roper Industries, Inc.	365	36,193
Smith (A.O.) Corp.	348	15,643
Sun Hydraulics Corp.	392	10,255
Teledyne Technologies, Inc.*	340	21,437
Union Pacific Corp.	248	26,655
		967,631
INFORMATION TECHNOLOGY (7.5%)
Adtran, Inc.	620	19,338
Altera Corp.	263	10,473
Anaren, Inc.*	297	5,450
Anixter International, Inc.*	149	10,807
Apple, Inc.*	356	213,411
Automatic Data Processing, Inc.	423	23,345
Brightcove, Inc.*	139	3,447
Cavium, Inc.*	225	6,962
Cirrus Logic, Inc.*	1,237	29,441
Cisco Systems, Inc.	947	20,029
CommVault Systems, Inc.*	656	32,564
comScore, Inc.*	1,002	21,433
EMC Corp.*	1,042	31,135
Emulex Corp.*	1,417	14,709
F5 Networks, Inc.*	90	12,146
Finisar Corp.*	706	14,226
Google, Inc. Cl A*	95	60,918
Harris Corp.	150	6,762
iGATE Corp.*	572	9,587
Imperva, Inc.*	101	3,954
Informatica Corp.*	706	37,347
Int’l. Business Machines Corp.	416	86,798
Intel Corp.	1,241	34,885
KLA-Tencor Corp.	484	26,339
Lattice Semiconductor Corp.*	2,638	16,962
Littelfuse, Inc.	157	9,844
LogMeIn, Inc.*	1,155	40,691
Mercury Computer Systems, Inc.*	864	11,448
Microsemi Corp.*	1,266	27,143
Microsoft Corp.	2,146	69,209
MKS Instruments, Inc.	915	27,020
Nanometrics, Inc.*	842	15,585
NetApp, Inc.*	399	17,863
Oracle Corp.	1,582	46,131
Parametric Technology Corp.*	1,613	45,067
Plantronics, Inc.	292	11,756
Plexus Corp.*	628	21,974
QLIK Technologies, Inc.*	460	14,720
QUALCOMM, Inc.	763	51,899
Rackspace Hosting, Inc.*	190	10,980
Responsys, Inc.*	1,415	16,938
Richardson Electronics Ltd.	2,218	26,572
Salesforce.com, inc.*	298	46,044
Sapient Corp.	688	8,566
Semtech Corp.*	459	13,063
Sourcefire, Inc.*	512	24,643
Super Micro Computer, Inc.*	573	10,005
Take-Two Interactive Software, Inc.*	493	7,585
Texas Instruments, Inc.	877	29,476
Tibco Software, Inc.*	1,830	55,815

TTM Technologies, Inc.*	893	10,261
Vantiv, Inc. Cl A*	489	9,599
Volterra Semiconductor Corp.*	247	8,501
Websense, Inc.*	256	5,399
Yahoo!, Inc.*	734	11,171
		1,457,436
MATERIALS (2.3%)
Allied Nevada Gold Corp.*	394	12,817
Ball Corp.	559	23,970
Boise, Inc.	3,961	32,520
Buckeye Technologies, Inc.	524	17,800
Commercial Metals Co.	854	12,656
Copper Mountain Mining Corp.*	1,679	7,137
Crown Hldgs., Inc.*	810	29,832
CVR Partners LP	529	13,913
Dow Chemical Co.	753	26,084
Eastman Chemical Co.	811	41,921
FMC Corp.	323	34,193
Freeport-McMoRan Copper & Gold, Inc.	767	29,177
Innophos Hldgs., Inc.	959	48,065
Kaiser Aluminum Corp.	498	23,535
McEwen Mining, Inc.*	4,453	19,771
Silgan Hldgs., Inc.	1,284	56,752
TPC Group, Inc.*	319	14,103
		444,246
TELECOMMUNICATION SERVICES (0.8%)
AboveNet, Inc.*	257	21,280
AT&T, Inc.	2,095	65,427
CenturyLink, Inc.	463	17,895
Consolidated Comms. Hldgs., Inc.	1,441	28,287
FairPoint Communications, Inc.*	1	0
Sprint Nextel Corp.*	6,147	17,519
		150,408
UTILITIES (1.2%)
Avista Corp.	832	21,283
Black Hills Corp.	400	13,412
Dominion Resources, Inc.	643	32,928
Edison International	373	15,856
Entergy Corp.	102	6,854
Idacorp, Inc.	450	18,504
Northwest Natural Gas Co.	626	28,421
PNM Resources, Inc.	921	16,854
PPL Corp.	412	11,643
Public Svc. Enterprise Group, Inc.	725	22,192
Sempra Energy	339	20,326
Unisource Energy Corp.	532	19,455
		227,728
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $6,163,942) 38.7%		7,509,832

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	100	34,393
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.2%		34,393

TOTAL ACTIVE ASSETS (Cost: $6,173,942) 38.9%		7,544,225

TEMPORARY CASH INVESTMENTS (2) (Cost: $171,900) 0.9%	171,900

TOTAL INVESTMENTS (Cost: $16,521,211) 98.7%	19,227,996

OTHER NET ASSETS 1.3%	249,034

NET ASSETS 100.0%	$19,477,030

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.7%)
Abercrombie & Fitch Co. Cl A	448	22,225
Amazon.com, Inc.*	1,726	349,532
Apollo Group, Inc.*	551	21,291
AutoNation, Inc.*	167	5,730
AutoZone, Inc.*	124	46,103
Bed Bath & Beyond, Inc.*	1,069	70,308
Best Buy Co., Inc.	1,398	33,105
Big Lots, Inc.*	258	11,099
BorgWarner, Inc.*	479	40,399
Cablevision Systems Corp. Cl A	1,199	17,601
CarMax, Inc.*	1,019	35,308
Carnival Corp.	1,986	63,711
CBS Corp. Cl B	2,965	100,543
Chipotle Mexican Grill, Inc. Cl A*	145	60,610
Coach, Inc.	1,339	103,478
Comcast Corp. Cl A	12,658	379,867
D.R. Horton, Inc.	1,453	22,042
Darden Restaurants, Inc.	556	28,445
DeVry, Inc.	326	11,042
DIRECTV Cl A*	3,208	158,283
Discovery Communications, Inc. Cl A*	1,223	61,884
Disney (Walt) Co.	8,223	360,003
Dollar Tree, Inc.*	562	53,103
Expedia, Inc.	350	11,704
Family Dollar Stores, Inc.	517	32,716
Ford Motor Co.	17,517	218,787
GameStop Corp. Cl A	739	16,140
Gannett Co., Inc.	1,153	17,675
Gap, Inc.	1,632	42,660
Genuine Parts Co.	742	46,561
Goodyear Tire & Rubber Co.*	956	10,726
H&R Block, Inc.	1,388	22,860
Harley-Davidson, Inc.	1,071	52,565
Harman Int’l. Industries, Inc.	362	16,945
Hasbro, Inc.	495	18,176
Home Depot, Inc.	7,167	360,572
International Game Technology	1,431	24,026
Interpublic Group of Cos., Inc.	1,980	22,592
Johnson Controls, Inc.	3,040	98,739
Kohl’s Corp.	1,162	58,135
Leggett & Platt, Inc.	755	17,373
Lennar Corp. Cl A	659	17,912
Limited Brands, Inc.	1,111	53,328
Lowe’s Cos., Inc.	5,809	182,286
Macy’s, Inc.	1,924	76,441
Marriott International, Inc. Cl A	1,225	46,366
Mattel, Inc.	1,587	53,418
McDonald’s Corp.	4,717	462,738
McGraw-Hill Cos., Inc.	1,365	66,162
Netflix, Inc.*	271	31,176
Newell Rubbermaid, Inc.	1,260	22,441
News Corp. Cl A	9,875	194,439
NIKE, Inc. Cl B	1,683	182,505

Nordstrom, Inc.	750	41,790
O’Reilly Automotive, Inc.*	588	53,714
Omnicom Group, Inc.	1,298	65,744
Penney (J.C.) Co., Inc.	644	22,817
Priceline.com, Inc.*	229	164,308
Pulte Homes, Inc.*	1,233	10,912
Ralph Lauren Corp.	296	51,602
Ross Stores, Inc.	1,043	60,598
Scripps Networks Interactive, Inc. Cl A	373	18,161
Sears Hldgs. Corp.*	140	9,275
Staples, Inc.	3,203	51,825
Starbucks Corp.	3,416	190,920
Starwood Hotels & Resorts	942	53,138
Target Corp.	3,098	180,520
Tiffany & Co.	604	41,755
Time Warner Cable, Inc.	1,473	120,050
Time Warner, Inc.	4,549	171,725
TJX Cos., Inc.	3,550	140,971
TripAdvisor, Inc.*	356	12,699
Urban Outfitters, Inc.*	632	18,398
V.F. Corp.	396	57,808
Viacom, Inc. Cl B	2,596	123,206
Washington Post Co. Cl B	29	10,834
Whirlpool Corp.	380	29,207
Wyndham Worldwide Corp.	642	29,859
Wynn Resorts Ltd.	366	45,706
Yum! Brands, Inc.	2,139	152,254
		6,463,672
CONSUMER STAPLES (10.7%)
Altria Group, Inc.	9,731	300,396
Archer-Daniels-Midland Co.	3,134	99,222
Avon Products, Inc.	1,866	36,126
Beam, Inc.	713	41,760
Brown-Forman Corp. Cl B	437	36,441
Campbell Soup Co.	889	30,093
Clorox Co.	599	41,181
Coca-Cola Co.	10,658	788,799
Coca-Cola Enterprises, Inc.	1,482	42,385
Colgate-Palmolive Co.	2,275	222,450
ConAgra Foods, Inc.	1,979	51,969
Constellation Brands, Inc. Cl A*	767	18,094
Costco Wholesale Corp.	1,998	181,418
CVS Caremark Corp.	6,207	278,074
Dean Foods Co.*	959	11,613
Dr. Pepper Snapple Group, Inc.	1,071	43,065
Estee Lauder Cos., Inc. Cl A	1,034	64,046
General Mills, Inc.	2,999	118,311
Heinz (H.J.) Co.	1,532	82,039
Hershey Co.	680	41,704
Hormel Foods Corp.	609	17,978
J.M. Smucker Co.	526	42,795
Kellogg Co.	1,221	65,482
Kimberly-Clark Corp.	1,847	136,475
Kraft Foods, Inc. Cl A	8,249	313,544
Kroger Co.	2,640	63,967
Lorillard, Inc.	627	81,184
McCormick & Co., Inc.	671	36,523

Mead Johnson Nutrition Co.	951	78,438
Molson Coors Brewing Co. Cl B	682	30,861
PepsiCo, Inc.	7,346	487,407
Philip Morris Int’l., Inc.	7,965	705,779
Proctor & Gamble Co.	13,079	879,040
Reynolds American, Inc.	1,554	64,398
Safeway, Inc.	1,321	26,697
Sara Lee Corp.	2,724	58,648
SUPERVALU, Inc.	925	5,282
Sysco Corp.	2,754	82,234
Tyson Foods, Inc. Cl A	1,472	28,189
Wal-Mart Stores, Inc.	8,227	503,492
Walgreen Co.	4,133	138,414
Whole Foods Market, Inc.	749	62,317
		6,438,330
ENERGY (11.1%)
Alpha Natural Resources, Inc.*	1,025	15,590
Anadarko Petroleum Corp.	2,345	183,707
Apache Corp.	1,781	178,884
Baker Hughes, Inc.	2,056	86,229
Cabot Oil & Gas Corp.	1,070	33,352
Cameron International Corp.*	1,215	64,188
Chesapeake Energy Corp.	3,083	71,433
Chevron Corp.	9,261	993,150
ConocoPhillips	6,066	461,077
Consol Energy, Inc.	1,063	36,248
Denbury Resources, Inc.*	1,817	33,124
Devon Energy Corp.	1,823	129,652
Diamond Offshore Drilling, Inc.	329	21,961
El Paso Corp.	3,640	107,562
EOG Resources, Inc.	1,257	139,653
EQT Corp.	702	33,843
Exxon Mobil Corp.	22,000	1,908,055
FMC Technologies, Inc.*	1,123	56,622
Halliburton Co.	4,462	148,094
Helmerich & Payne, Inc.	492	26,543
Hess Corp.	1,413	83,296
Marathon Oil Corp.	3,255	103,183
Marathon Petroleum Corp.	1,590	68,942
Murphy Oil Corp.	900	50,643
Nabors Industries Ltd.*	1,407	24,608
National Oilwell Varco, Inc.	1,900	150,993
Newfield Exploration Co.*	648	22,473
Noble Drilling Corp.*	1,152	43,165
Noble Energy, Inc.	821	80,277
Occidental Petroleum Corp.	3,739	356,065
Peabody Energy Corp.	1,262	36,548
Pioneer Natural Resources Co.	589	65,727
QEP Resources, Inc.	737	22,479
Range Resources Corp.	761	44,245
Rowan Cos., Inc.*	644	21,207
Schlumberger Ltd.	6,173	431,678
Southwestern Energy Co.*	1,540	47,124
Spectra Energy Corp.	3,097	97,710
Sunoco, Inc.	437	16,672
Tesoro Corp.*	592	15,889
Valero Energy Corp.	2,675	68,935

Williams Cos., Inc.	2,699	83,156
WPX Energy, Inc.*	908	16,353
		6,680,335
FINANCIALS (14.0%)
ACE Ltd.	1,608	117,706
Aflac, Inc.	2,105	96,809
Allstate Corp.	2,332	76,769
American Express Co.	4,396	254,353
American Int’l. Group, Inc.*	2,490	76,767
American Tower Corp.	1,848	116,461
Ameriprise Financial, Inc.	1,005	57,416
Aon Corp.	1,546	75,847
Apartment Investment & Management Co. Cl A	454	11,990
Assurant, Inc.	434	17,577
AvalonBay Communities, Inc.	467	66,010
Bank of America Corp.	43,010	411,606
Bank of New York Mellon Corp.	5,374	129,675
BB&T Corp.	3,002	94,233
Berkshire Hathaway, Inc. Cl B*	8,122	659,100
BlackRock, Inc.	457	93,639
Boston Properties, Inc.	663	69,608
Capital One Financial Corp.	2,370	132,104
CBRE Group, Inc.*	1,411	28,164
Charles Schwab Corp.	4,572	65,700
Chubb Corp.	1,282	88,599
Cincinnati Financial Corp.	819	28,264
Citigroup, Inc.	12,980	474,419
CME Group, Inc.	282	81,591
Comerica, Inc.	874	28,283
Discover Financial Svcs.	2,364	78,816
E*Trade Financial Corp.*	1,064	11,651
Equity Residential	1,367	85,602
Federated Investors, Inc. Cl B	521	11,676
Fifth Third Bancorp	4,092	57,493
First Horizon National Corp.	1,099	11,408
Franklin Resources, Inc.	656	81,364
Genworth Financial, Inc. Cl A*	1,893	15,750
Goldman Sachs Group, Inc.	2,264	281,574
Hartford Financial Svcs. Group, Inc.	1,900	40,052
HCP, Inc.	1,883	74,303
Health Care REIT, Inc.	969	53,256
Host Hotels & Resorts, Inc.	3,299	54,170
Hudson City Bancorp, Inc.	2,371	17,332
Huntington Bancshares, Inc.	3,651	23,549
IntercontinentalExchange, Inc.*	334	45,898
Invesco Ltd.	2,008	53,553
JPMorgan Chase & Co.	16,421	755,038
KeyCorp	4,162	35,377
Kimco Realty Corp.	1,797	34,610
Legg Mason, Inc.	600	16,758
Leucadia National Corp.	851	22,211
Lincoln National Corp.	1,289	33,978
Loews Corp.	1,482	59,087
M&T Bank Corp.	550	47,784
Marsh & McLennan Cos., Inc.	2,477	81,221
MetLife, Inc.	4,821	180,064
Moody’s Corp.	838	35,280

Morgan Stanley	6,654	130,685
Nasdaq OMX Group, Inc.*	654	16,939
Northern Trust Corp.	1,121	53,191
NYSE Euronext	1,187	35,622
People’s United Financial, Inc.	1,761	23,316
Plum Creek Timber Co., Inc.	707	29,383
PNC Financial Svcs. Grp., Inc.	2,318	149,488
Principal Financial Grp., Inc.	1,399	41,284
Progressive Corp.	2,840	65,831
ProLogis, Inc.	2,171	78,199
Prudential Financial, Inc.	2,106	133,499
Public Storage	649	89,672
Regions Financial Corp.	5,425	35,751
Simon Property Group, Inc.	1,404	204,535
SLM Corp.	2,522	39,747
State Street Corp.	2,045	93,048
SunTrust Banks, Inc.	2,153	52,038
T. Rowe Price Group, Inc.	1,168	76,270
Torchmark Corp.	463	23,081
Travelers Cos., Inc.	1,775	105,080
U.S. Bancorp	8,556	271,054
Unum Group	1,430	35,006
Ventas, Inc.	1,330	75,943
Vornado Realty Trust	838	70,560
Wells Fargo & Co.	23,245	793,584
Weyerhaeuser Co.	2,378	52,126
XL Group PLC	1,338	29,021
Zions Bancorporation	788	16,910
		8,472,408
HEALTH CARE (11.2%)
Abbott Laboratories	7,246	444,107
Aetna, Inc.	1,640	82,262
Agilent Technologies, Inc.*	1,540	68,545
Allergan, Inc.	1,439	137,324
AmerisourceBergen Corp.	1,213	48,132
Amgen, Inc.	3,674	249,795
Bard (C.R.), Inc.	364	35,934
Baxter International, Inc.	2,641	157,879
Becton, Dickinson & Co.	974	75,631
Biogen Idec, Inc.*	1,107	139,449
Boston Scientific Corp.*	6,758	40,413
Bristol-Myers Squibb Co.	7,892	266,355
Cardinal Health, Inc.	1,678	72,339
CareFusion Corp.*	1,132	29,353
Celgene Corp.*	1,998	154,885
Cerner Corp.*	680	51,789
CIGNA Corp.	1,243	61,218
Coventry Health Care, Inc.	691	24,579
Covidien PLC	2,131	116,523
DaVita, Inc.*	460	41,478
Dentsply International, Inc.	587	23,556
Edwards Lifesciences Corp.*	499	36,292
Express Scripts, Inc.*	2,254	122,122
Forest Laboratories, Inc.*	1,211	42,010
Gilead Sciences, Inc.*	3,482	170,096
Hospira, Inc.*	787	29,426
Humana, Inc.	740	68,435

Intuitive Surgical, Inc.*	188	101,849
Johnson & Johnson	12,941	853,588
Laboratory Corp. of America Hldgs.*	450	41,193
Life Technologies Corp.*	872	42,571
Lilly (Eli) & Co.	4,781	192,531
McKesson Corp.	1,132	99,356
Medco Health Solutions, Inc.*	1,741	122,392
Medtronic, Inc.	4,751	186,192
Merck & Co., Inc.	14,375	552,000
Mylan, Inc.*	2,030	47,604
Patterson Cos., Inc.	361	12,057
PerkinElmer, Inc.	427	11,811
Perrigo Co.	462	47,729
Pfizer, Inc.	34,714	786,619
Quest Diagnostics, Inc.	683	41,765
St. Jude Medical, Inc.	1,499	66,421
Stryker Corp.	1,492	82,776
Tenet Healthcare Corp.*	2,085	11,071
Thermo Fisher Scientific, Inc.	1,618	91,223
UnitedHealth Group, Inc.	4,833	284,857
Varian Medical Systems, Inc.*	497	34,273
Waters Corp.*	441	40,863
Watson Pharmaceuticals, Inc.*	592	39,700
WellPoint, Inc.	1,470	108,486
Zimmer Hldgs., Inc.	821	52,774
		6,741,628
INDUSTRIALS (10.2%)
3M Co.	3,192	284,758
Avery Dennison Corp.	393	11,841
Boeing Co.	3,413	253,825
Caterpillar, Inc.	2,945	313,701
Cintas Corp.	582	22,768
Cooper Industries PLC Cl A	732	46,811
CSX Corp.	4,776	102,780
Cummins, Inc.	822	98,673
Danaher Corp.	2,659	148,904
Deere & Co.	1,853	149,908
Donnelley (R.R.) & Sons Co.	911	11,287
Dover Corp.	820	51,611
Dun & Bradstreet Corp.	205	17,370
Eaton Corp.	1,500	74,745
Emerson Electric Co.	3,370	175,847
Equifax, Inc.	532	23,546
Expeditors Int’l. of Wash.	1,032	47,998
Fastenal Co.	1,452	78,553
FedEx Corp.	1,429	131,411
Flowserve Corp.	249	28,762
Fluor Corp.	746	44,790
General Dynamics Corp.	1,680	123,278
General Electric Co.	47,529	953,907
Goodrich Corp.	601	75,389
Grainger (W.W.), Inc.	299	64,228
Honeywell International, Inc.	3,582	218,681
Illinois Tool Works, Inc.	2,228	127,263
Ingersoll-Rand PLC	1,417	58,593
Iron Mountain, Inc.	806	23,213
Jacobs Engineering Group, Inc.*	623	27,643

Joy Global, Inc.	515	37,853
L-3 Communications Hldgs., Inc.	411	29,086
Lockheed Martin Corp.	1,231	110,618
Masco Corp.	1,309	17,501
Norfolk Southern Corp.	1,528	100,588
Northrop Grumman Corp.	1,131	69,081
Paccar, Inc.	1,600	74,928
Pall Corp.	583	34,764
Parker Hannifin Corp.	710	60,031
Pitney Bowes, Inc.	966	16,982
Precision Castparts Corp.	664	114,806
Quanta Services, Inc.*	1,061	22,175
Raytheon Co.	1,569	82,812
Republic Services, Inc.	1,526	46,635
Robert Half Int’l., Inc.	578	17,513
Robinson (C.H.) Worldwide, Inc.	807	52,850
Rockwell Automation, Inc.	628	50,052
Rockwell Collins, Inc.	696	40,062
Roper Industries, Inc.	412	40,854
Ryder System, Inc.	212	11,194
Snap-On, Inc.	283	17,255
Southwest Airlines Co.	3,505	28,881
Stanley Black & Decker, Inc.	798	61,414
Stericycle, Inc.*	404	33,791
Textron, Inc.	1,281	35,650
Tyco International Ltd.	2,190	123,034
Union Pacific Corp.	2,160	232,157
United Parcel Service, Inc. Cl B	4,456	359,688
United Technologies Corp.	4,219	349,924
Waste Management, Inc.	2,178	76,143
Xylem, Inc.	819	22,727
		6,163,133
INFORMATION TECHNOLOGY (19.8%)
Accenture Ltd. Cl A	2,959	190,856
Adobe Systems, Inc.*	2,245	77,026
Advanced Micro Devices, Inc.*	2,863	22,961
Akamai Technologies, Inc.*	783	28,736
Altera Corp.	1,471	58,575
Amphenol Corp. Cl A	712	42,556
Analog Devices, Inc.	1,322	53,409
Apple, Inc.*	4,172	2,500,984
Applied Materials, Inc.	5,964	74,192
Autodesk, Inc.*	998	42,235
Automatic Data Processing, Inc.	2,331	128,648
BMC Software, Inc.*	757	30,401
Broadcom Corp. Cl A*	2,158	84,809
CA, Inc.	1,705	46,990
Cisco Systems, Inc.	25,127	531,436
Citrix Systems, Inc.*	892	70,388
Cognizant Technology Solutions*	1,372	105,575
Computer Sciences Corp.	733	21,946
Corning, Inc.	6,998	98,532
Dell, Inc.*	7,118	118,159
eBay, Inc.*	5,139	189,578
Electronic Arts, Inc.*	1,745	28,758
EMC Corp.*	9,677	289,149
F5 Networks, Inc.*	356	48,046

Fidelity Nat’l. Information Svcs., Inc.	1,065	35,273
First Solar, Inc.*	203	5,085
Fiserv, Inc.*	675	46,838
FLIR Systems, Inc.	666	16,856
Google, Inc. Cl A*	1,165	747,045
Harris Corp.	528	23,802
Hewlett-Packard Co.	9,118	217,282
Int’l. Business Machines Corp.	5,311	1,108,137
Intel Corp.	22,883	643,241
Intuit, Inc.	1,354	81,416
Jabil Circuit, Inc.	868	21,804
JDS Uniphase Corp.*	828	11,998
Juniper Networks, Inc.*	2,470	56,514
KLA-Tencor Corp.	795	43,264
Lexmark International, Inc. Cl A	333	11,069
Linear Technology Corp.	1,035	34,880
LSI Corp.*	2,645	22,959
MasterCard, Inc. Cl A	502	211,111
Microchip Technology, Inc.	956	35,563
Micron Technology, Inc.*	4,015	32,522
Microsoft Corp.	34,356	1,107,981
Molex, Inc.	629	17,687
Motorola Mobility Hldgs., Inc.*	1,180	46,303
Motorola Solutions, Inc.	1,387	70,501
NetApp, Inc.*	1,628	72,886
Novellus Systems, Inc.*	362	18,067
Nvidia Corp.*	2,805	43,169
Oracle Corp.	18,392	536,311
Paychex, Inc.	1,462	45,307
QUALCOMM, Inc.	7,783	529,400
Red Hat, Inc.*	933	55,877
SAIC, Inc.*	1,343	17,728
Salesforce.com, inc.*	618	95,487
SanDisk Corp.*	1,161	57,574
Symantec Corp.*	3,218	60,177
TE Connectivity Ltd.	1,886	69,311
Teradata Corp.*	764	52,067
Teradyne, Inc.*	691	11,671
Texas Instruments, Inc.	5,115	171,915
Total System Services, Inc.	767	17,695
VeriSign, Inc.	763	29,253
Visa, Inc. Cl A	2,349	277,182
Western Digital Corp.*	1,059	43,832
Western Union Co.	2,921	51,410
Xerox Corp.	6,340	51,227
Xilinx, Inc.	1,267	46,157
Yahoo!, Inc.*	5,423	82,538
		11,969,317
MATERIALS (3.4%)
Air Products & Chemicals, Inc.	950	87,210
Airgas, Inc.	343	30,517
Alcoa, Inc.	4,472	44,809
Allegheny Technologies, Inc.	402	16,550
Ball Corp.	712	30,531
Bemis Co., Inc.	548	17,695
CF Industries Hldgs., Inc.	313	57,169
Cliffs Natural Resources, Inc.	571	39,547

Dow Chemical Co.	5,297	183,488
Du Pont (E.I.) de Nemours & Co.	4,241	224,349
Eastman Chemical Co.	674	34,839
Ecolab, Inc.	1,361	84,001
FMC Corp.	350	37,051
Freeport-McMoRan Copper & Gold, Inc.	4,400	167,376
Int’l. Flavors & Fragrances, Inc.	408	23,909
International Paper Co.	2,140	75,114
MeadWestvaco Corp.	752	23,756
Monsanto Co.	2,493	198,842
Newmont Mining Corp.	2,393	122,689
Nucor Corp.	1,455	62,492
Owens-Illinois, Inc.*	726	16,945
PPG Industries, Inc.	685	65,623
Praxair, Inc.	1,367	156,713
Sealed Air Corp.	860	16,607
Sherwin-Williams Co.	382	41,512
Sigma-Aldrich Corp.	558	40,767
The Mosaic Co.	1,323	73,149
Titanium Metals Corp.	419	5,682
United States Steel Corp.	591	17,358
Vulcan Materials Co.	638	27,262
		2,023,552
TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.	27,741	866,351
CenturyLink, Inc.	2,825	109,186
Crown Castle International Corp.*	1,237	65,982
Frontier Communications Corp.	5,407	22,547
MetroPCS Communications, Inc.*	1,179	10,635
Sprint Nextel Corp.*	14,759	42,063
Verizon Communications, Inc.	13,314	508,994
Windstream Corp.	2,891	33,854
		1,659,612
UTILITIES (3.4%)
AES Corp.*	3,101	40,530
AGL Resources, Inc.	591	23,179
Ameren Corp.	1,111	36,196
American Electric Power Co., Inc.	2,279	87,924
CenterPoint Energy, Inc.	2,127	41,944
CMS Energy Corp.	1,341	29,502
Consolidated Edison, Inc.	1,412	82,489
Dominion Resources, Inc.	2,770	141,852
DTE Energy Co.	854	46,996
Duke Energy Corp.	6,366	133,750
Edison International	1,500	63,765
Entergy Corp.	858	57,658
Exelon Corp.	4,053	158,918
FirstEnergy Corp.	1,969	89,767
Integrys Energy Group, Inc.	331	17,540
NextEra Energy, Inc.	1,941	118,556
NiSource, Inc.	1,473	35,868
Northeast Utilities	800	29,696
NRG Energy, Inc.*	1,069	16,751
Oneok, Inc.	489	39,932
Pepco Hldgs., Inc.	1,225	23,140
PG&E Corp.	1,891	82,088
Pinnacle West Capital Corp.	497	23,806

PPL Corp.	2,691	76,048
Progress Energy, Inc.	1,416	75,204
Public Svc. Enterprise Group, Inc.	2,333	71,413
SCANA Corp.	521	23,763
Sempra Energy	1,188	71,232
Southern Co.	4,206	188,976
TECO Energy, Inc.	986	17,304
Wisconsin Energy Corp.	1,186	41,723
Xcel Energy, Inc.	2,432	64,375
		2,051,885
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $47,522,384) 97.3%		58,663,872

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill (1)	A-1+	0.01	04/19/12	200,000	199,999
U.S. Treasury Bill (1)	A-1+	0.06	06/28/12	600,000	599,905
U.S. Treasury Bill (1)	A-1+	0.08	05/10/12	100,000	99,992
					899,896
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,897) 1.5%					899,896

TEMPORARY CASH INVESTMENTS (2) (Cost: $682,800) 1.1%					682,800

TOTAL INVESTMENTS (Cost: $49,105,081) 99.9%					60,246,568

OTHER NET ASSETS 0.1%					80,573

NET ASSETS 100.0%					$60,327,141

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.0%)
Aaron’s, Inc.	2,281	59,078
Advance Auto Parts, Inc.	2,176	192,728
Aeropostale, Inc.*	2,299	49,704
AMC Networks, Inc. Cl A*	1,802	80,423
American Eagle Outfitters, Inc.	5,705	98,069
American Greetings Corp. Cl A	1,122	17,211
ANN, Inc.*	1,562	44,736
Ascena Retail Group, Inc.*	1,979	87,709
Bally Technologies, Inc.*	1,265	59,139
Barnes & Noble, Inc.*	1,182	15,662
Bob Evans Farms, Inc.	866	32,666
Brinker International, Inc.	2,364	65,128
Carter’s, Inc.*	1,569	78,089
Cheesecake Factory, Inc.*	1,612	47,377
Chico’s FAS, Inc.	5,167	78,022
Collective Brands, Inc.*	1,841	36,194
Deckers Outdoor Corp.*	1,167	73,579
Dick’s Sporting Goods, Inc.	2,883	138,615
DreamWorks Animation SKG Cl A*	2,049	37,804
Foot Locker, Inc.	4,606	143,016
Fossil, Inc.*	1,610	212,488
Gentex Corp.	4,206	103,047
Guess?, Inc.	2,202	68,813
Hanesbrands, Inc.*	2,882	85,134
HSN, Inc.	1,198	45,560
International Speedway Corp. Cl A	836	23,199
ITT Educational Svcs., Inc.*	570	37,700
KB Home	1,993	17,738
Lamar Advertising Co. Cl A*	1,690	54,773
Life Time Fitness, Inc.*	1,218	61,594
LKQ Corp.*	4,414	137,584
Matthews International Corp. Cl A	840	26,578
MDC Hldgs., Inc.	1,089	28,085
Meredith Corp.	1,107	35,933
Mohawk Industries, Inc.*	1,644	109,342
New York Times Co. Cl A*	3,547	24,084
NVR, Inc.*	147	106,771
Office Depot, Inc.*	7,939	27,390
Panera Bread Co. Cl A*	886	142,575
PetSmart, Inc.	3,422	195,807
Polaris Industries, Inc.	2,081	150,144
PVH Corp.	1,965	175,533
RadioShack Corp.	3,104	19,307
Regis Corp.	1,702	31,368
Rent-A-Center, Inc.	1,801	67,988
Saks, Inc.*	4,756	55,217
Scholastic Corp.	648	22,861
Scientific Games Corp. Cl A*	1,702	19,845
Service Corp. International	6,659	74,980
Signet Jewelers Ltd.	2,590	122,455
Sotheby’s	1,993	78,405
Strayer Education, Inc.	333	31,395

The Warnaco Group, Inc.*	1,224	71,482
The Wendy’s Co.	8,695	43,562
Thor Industries, Inc.	1,239	39,103
Toll Brothers, Inc.*	4,274	102,533
Tractor Supply Co.	2,166	196,153
Tupperware Brands Corp.	1,703	108,141
Under Armour, Inc. Cl A*	1,106	103,964
Valassis Communications, Inc.*	1,248	28,704
Wiley (John) & Sons, Inc. Cl A	1,403	66,769
Williams-Sonoma, Inc.	3,033	113,677
WMS Industries, Inc.*	1,658	39,344
		4,742,074
CONSUMER STAPLES (3.9%)
Church & Dwight Co., Inc.	4,284	210,730
Corn Products Int’l., Inc.	2,331	134,382
Energizer Hldgs., Inc.*	1,963	145,615
Flowers Foods, Inc.	3,308	67,384
Green Mountain Coffee Roasters, Inc.*	4,021	188,344
Lancaster Colony Corp.	595	39,544
Monster Beverage Corp.*	4,566	283,498
Post Hldgs., Inc.*	842	27,727
Ralcorp Hldgs., Inc.*	1,645	121,878
Ruddick Corp.	1,463	58,666
Smithfield Foods, Inc.*	4,803	105,810
Tootsie Roll Industries, Inc.	760	17,411
Universal Corp.	713	33,226
		1,434,215
ENERGY (5.8%)
Arch Coal, Inc.	6,167	66,049
Atwood Oceanics, Inc.*	1,681	75,460
Bill Barrett Corp.*	1,441	37,480
CARBO Ceramics, Inc.	563	59,368
Cimarex Energy Co.	2,592	195,618
Dresser-Rand Group, Inc.*	2,266	105,120
Dril-Quip, Inc.*	1,035	67,296
Energen Corp.	2,185	107,393
Forest Oil Corp.*	3,142	38,081
Helix Energy Solutions Group*	3,113	55,411
HollyFrontier Corp.	6,377	205,021
Northern Oil and Gas, Inc.*	2,015	41,791
Oceaneering Int’l., Inc.	3,214	173,202
Oil States International, Inc.*	1,567	122,320
Patriot Coal Corp.*	2,585	16,130
Patterson-UTI Energy, Inc.	4,740	81,955
Plains Exploration & Production Co.*	3,800	162,070
Quicksilver Resources, Inc.*	3,371	16,990
SM Energy Co.	1,895	134,109
Superior Energy Services, Inc.*	5,044	132,960
Tidewater, Inc.	1,642	88,701
Unit Corp.*	1,295	55,374
World Fuel Services Corp.	2,123	87,043
		2,124,942
FINANCIALS (19.7%)
Affiliated Managers Group, Inc.*	1,565	174,983
Alexandria Real Estate Equities, Inc.	1,824	133,389
Alleghany Corp.*	431	141,842
American Campus Communities, Inc.	2,187	97,803

American Financial Group, Inc.	2,242	86,496
Apollo Investment Corp.	5,887	42,210
Aspen Insurance Hldgs. Ltd.	2,048	57,221
Associated Banc-Corp.	4,831	67,441
Astoria Financial Corp.	2,332	22,994
BancorpSouth, Inc.	2,187	29,459
Bank of Hawaii Corp.	1,320	63,822
Berkley (W.R.) Corp.	3,329	120,243
BRE Properties, Inc.	2,275	115,001
Brown & Brown, Inc.	3,413	81,161
Camden Property Trust	2,344	154,118
Cathay General Bancorp	2,174	38,480
CBOE Holdings, Inc.	2,602	73,949
City National Corp.	1,236	64,853
Commerce Bancshares, Inc.	2,279	92,345
Corporate Office Pptys. Trust	2,077	48,207
Cullen/Frost Bankers, Inc.	1,762	102,531
Duke Realty Corp.	7,414	106,317
East West Bancorp, Inc.	4,164	96,147
Eaton Vance Corp.	3,377	96,515
Equity One, Inc.	1,746	35,304
Essex Property Trust, Inc.	1,038	157,267
Everest Re Group Ltd.	1,576	145,812
Federal Realty Investment Trust	1,894	183,320
Fidelity Nat’l. Financial, Inc. Cl A	6,746	121,630
First American Financial Corp.	3,233	53,765
First Niagara Financial Group, Inc.	9,764	96,078
FirstMerit Corp.	3,145	53,025
Fulton Financial Corp.	5,572	58,506
Gallagher (Arthur J.) & Co.	3,345	119,550
Greenhill & Co., Inc.	829	36,178
Hancock Hldg. Co.	2,442	86,715
Hanover Insurance Group, Inc.	1,331	54,731
HCC Insurance Hldgs., Inc.	3,102	96,689
Highwoods Properties, Inc.	2,082	69,372
Home Properties, Inc.	1,439	87,793
Hospitality Properties Trust	3,622	95,874
International Bancshares Corp.	1,506	31,852
Janus Capital Group, Inc.	5,302	47,241
Jefferies Group, Inc.	4,082	76,905
Jones Lang LaSalle, Inc.	1,241	103,388
Kemper Corp.	1,451	43,936
Liberty Property Trust	3,406	121,662
Mack-Cali Realty Corp.	2,582	74,413
Mercury General Corp.	1,085	47,458
MSCI, Inc. Cl A*	3,531	129,976
National Retail Pptys., Inc.	3,151	85,676
New York Community Bancorp, Inc.	12,505	173,945
Old Republic Int’l. Corp.	7,787	82,153
OMEGA Healthcare Investors, Inc.	3,046	64,758
Potlatch Corp.	1,199	37,577
Prosperity Bancshares, Inc.	1,356	62,105
Protective Life Corp.	2,323	68,807
Raymond James Financial, Inc.	3,190	116,531
Rayonier, Inc.	3,711	163,618
Realty Income Corp.	3,906	151,279
Regency Centers Corp.	2,564	114,047

Reinsurance Grp. of America, Inc.	2,110	125,482
SEI Investments Co.	4,100	84,829
Senior Housing Pptys. Trust	4,692	103,459
Signature Bank*	1,310	82,582
SL Green Realty Corp	2,533	196,434
StanCorp Financial Group, Inc.	1,268	51,912
SVB Financial Group*	1,226	78,881
Synovus Financial Corp.	22,538	46,203
Taubman Centers, Inc.	1,679	122,483
TCF Financial Corp.	4,208	50,033
The Macerich Co.	3,835	221,471
Trustmark Corp.	1,837	45,888
UDR, Inc.	6,670	178,156
Valley National Bancorp	5,372	69,567
Waddell & Reed Financial, Inc. Cl A	2,498	80,960
Washington Federal, Inc.	3,110	52,310
Webster Financial Corp.	2,122	48,106
Weingarten Realty Investors	3,433	90,734
Westamerica Bancorporation	820	39,360
		7,225,313
HEALTH CARE (9.9%)
Allscripts Healthcare Solutions, Inc.*	5,929	98,421
AMERIGROUP Corp.*	1,453	97,758
Bio-Rad Laboratories, Inc. Cl A*	593	61,488
Catalyst Health Solutions, Inc.*	1,529	97,443
Charles River Laboratories Int’l., Inc.*	1,465	52,872
Community Health Systems, Inc.*	2,643	58,780
Cooper Companies, Inc.	1,451	118,561
Covance, Inc.*	1,776	84,591
Endo Pharmaceuticals Hldgs., Inc.*	3,606	139,660
Gen-Probe, Inc.*	1,369	90,915
Health Management Associates, Inc. Cl A*	7,274	48,881
Health Net, Inc.*	2,502	99,379
Hill-Rom Hldgs., Inc.	1,814	60,606
HMS Hldgs. Corp.*	2,625	81,926
Hologic, Inc.*	7,743	166,862
IDEXX Laboratories, Inc.*	1,667	145,779
LifePoint Hospitals, Inc.*	1,454	57,346
Lincare Hldgs., Inc.	2,558	66,201
Masimo Corp.*	1,780	41,616
Medicis Pharmaceutical Corp. Cl A	1,752	65,858
Mednax, Inc.*	1,434	106,647
Mettler-Toledo Int’l., Inc.*	923	170,524
Omnicare, Inc.	3,395	120,760
Owens & Minor, Inc.	1,878	57,110
Regeneron Pharmaceuticals, Inc.*	2,103	245,252
ResMed, Inc.*	4,092	126,484
Schein (Henry), Inc.*	2,609	197,449
Steris Corp.	1,684	53,248
Techne Corp.	1,117	78,302
Teleflex, Inc.	1,199	73,319
Thoratec Corp.*	1,710	57,644
United Therapeutics Corp.*	1,567	73,853
Universal Health Svcs., Inc. Cl B	2,842	119,108
VCA Antech, Inc.*	2,584	59,975
Vertex Pharmaceuticals, Inc.*	6,170	253,030
WellCare Health Plans, Inc.*	1,291	92,797
		3,620,445

INDUSTRIALS (16.1%)
Acuity Brands, Inc.	1,238	77,784
AECOM Technology Corp.*	3,390	75,834
AGCO Corp.*	2,768	130,677
Alaska Air Group, Inc.*	2,096	75,079
Alexander & Baldwin, Inc.	1,192	57,752
Alliant TechSystems, Inc.	1,067	53,478
AMETEK, Inc.	4,761	230,956
BE Aerospace, Inc.*	3,057	142,059
Carlisle Cos., Inc.	1,797	89,706
Clarcor, Inc.	1,496	73,439
Clean Harbors, Inc.*	1,426	96,013
Con-way, Inc.	1,570	51,198
Copart, Inc.*	3,076	80,191
Corporate Executive Board Co.	987	42,451
Corrections Corp. of America*	2,916	79,636
Crane Co.	1,436	69,646
Deluxe Corp.	1,556	36,442
Donaldson Co., Inc.	4,472	159,785
Esterline Technologies Corp.*	935	66,815
Exelis, Inc.	5,468	68,459
Fortune Brands Home & Security, Inc.*	4,636	102,317
FTI Consulting, Inc.*	1,234	46,300
Gardner Denver, Inc.	1,501	94,593
GATX Corp.	1,384	55,775
General Cable Corp.*	1,452	42,224
Graco, Inc.	1,746	92,643
Granite Construction, Inc.	989	28,424
Harsco Corp.	2,267	53,184
HNI Corp.	1,325	36,769
Hubbell, Inc. Cl B	1,765	138,694
Hunt (J.B.) Transport Svcs., Inc.	2,603	141,525
Huntington Ingalls Industries, Inc.*	1,455	58,549
IDEX Corp.	2,443	102,924
ITT Corp.	2,845	65,264
JetBlue Airways Corp*	5,892	28,812
Kansas City Southern*	3,080	220,805
KBR, Inc.	4,240	150,732
Kennametal, Inc.	2,279	101,484
Kirby Corp.*	1,657	109,014
Korn/Ferry International*	1,373	22,998
Landstar System, Inc.	1,369	79,019
Lennox International, Inc.	1,485	59,846
Lincoln Electric Hldgs., Inc.	2,500	113,300
Manpower, Inc.	2,273	107,672
Miller (Herman), Inc.	1,766	40,547
Mine Safety Appliances Co.	880	36,150
MSC Industrial Direct Co., Inc. Cl A	1,363	113,511
Nordson Corp.	1,685	91,849
Oshkosh Corp.*	2,633	61,007
Pentair, Inc.	2,860	136,165
Regal-Beloit Corp.	1,209	79,250
Rollins, Inc.	1,933	41,134
Shaw Group, Inc.*	1,806	57,268
SPX Corp.	1,487	115,287
Terex Corp.*	3,030	68,175

The Brink’s Co.	1,426	34,039
Thomas & Betts Corp.*	1,568	112,755
Timken Co.	2,448	124,212
Towers Watson & Co. Cl A	1,479	97,718
Trinity Industries, Inc.	2,329	76,741
Triumph Group, Inc.	1,273	79,766
United Rentals, Inc.*	1,903	81,620
URS Corp.	2,360	100,347
UTI Worldwide, Inc.	3,027	52,155
Valmont Industries, Inc.	660	77,491
Wabtec Corp.	1,410	106,272
Waste Connections, Inc.	3,707	120,589
Watsco, Inc.	822	60,861
Werner Enterprises, Inc.	1,321	32,840
Woodward, Inc.	1,748	74,867
		5,882,883
INFORMATION TECHNOLOGY (15.9%)
ACI Worldwide, Inc.*	1,163	46,834
Acxiom Corp.*	2,291	33,632
Adtran, Inc.	2,031	63,347
Advent Software, Inc.*	944	24,166
Alliance Data Systems Corp.*	1,465	184,531
ANSYS, Inc.*	2,684	174,514
AOL, Inc.*	2,796	53,040
Arrow Electronics, Inc.*	3,310	138,921
Atmel Corp.*	13,748	135,555
Avnet, Inc.*	4,289	156,077
Broadridge Financial Solutions, Inc.	3,702	88,515
Cadence Design Systems, Inc.*	8,027	95,040
Ciena Corp.*	2,813	45,542
Compuware Corp.*	6,457	59,340
Concur Technologies, Inc.*	1,423	81,652
Convergys Corp.*	3,357	44,816
CoreLogic, Inc.*	3,060	49,939
Cree, Inc.*	3,344	105,771
Cypress Semiconductor Corp.*	4,684	73,211
Diebold, Inc.	1,872	72,109
DST Systems, Inc.	997	54,067
Equinix, Inc.*	1,373	216,179
FactSet Research Systems, Inc.	1,240	122,810
Fair Isaac Corp.	1,049	46,051
Fairchild Semiconductor Int’l., Inc.*	3,542	52,067
Gartner, Inc.*	2,713	115,682
Global Payments, Inc.	2,311	109,703
Henry (Jack) & Associates, Inc.	2,577	87,927
Informatica Corp.*	3,079	162,879
Ingram Micro, Inc. Cl A*	4,577	84,949
Integrated Device Technology, Inc.*	4,006	28,643
International Rectifier Corp.*	2,003	46,209
Intersil Corp. Cl A	3,826	42,851
Itron, Inc.*	1,202	54,583
Lam Research Corp.*	3,485	155,501
Lender Processing Svcs., Inc.	2,396	62,296
ManTech International Corp. Cl A	707	24,363
MEMC Electronic Materials, Inc.*	6,582	23,761
Mentor Graphics Corp.*	2,772	41,192
Micros Systems, Inc.*	2,358	130,374

Monster Worldwide, Inc.*	3,516	34,281
National Instruments Corp.	2,746	78,316
NCR Corp.*	4,772	103,600
NeuStar, Inc. Cl A*	1,985	73,941
Parametric Technology Corp.*	3,447	96,309
Plantronics, Inc.	1,264	50,889
Polycom, Inc.*	5,496	104,809
QLogic Corp.*	2,962	52,605
Quest Software, Inc.*	1,704	39,652
Rackspace Hosting, Inc.*	2,967	171,463
RF Micro Devices, Inc.*	8,162	40,647
Riverbed Technology, Inc.*	4,719	132,510
Rovi Corp.*	3,214	104,616
Semtech Corp.*	1,881	53,533
Silicon Laboratories, Inc.*	1,267	54,481
Skyworks Solutions, Inc.*	5,409	149,559
Solera Hldgs., Inc.	2,088	95,818
Synopsys, Inc.*	4,313	132,237
Tech Data Corp.*	1,237	67,120
Tellabs, Inc.	10,994	44,526
Tibco Software, Inc.*	4,972	151,646
Trimble Navigation Ltd.*	3,489	189,871
ValueClick, Inc.*	2,467	48,699
VeriFone Systems, Inc.*	3,244	168,266
Vishay Intertechnology, Inc.*	4,560	55,450
Wright Express Corp.*	1,168	75,605
Zebra Technologies Corp. Cl A*	1,510	62,182
		5,821,270
MATERIALS (6.2%)
Albemarle Corp.	2,617	167,279
AptarGroup, Inc.	1,950	106,802
Ashland, Inc.	2,298	140,316
Cabot Corp.	1,863	79,513
Carpenter Technology Corp.	1,321	68,996
Commercial Metals Co.	3,307	49,010
Compass Minerals Int’l., Inc.	996	71,453
Cytec Industries, Inc.	1,355	82,370
Domtar Corp.	1,096	104,536
Greif, Inc. Cl A	893	49,937
Intrepid Potash, Inc.*	1,538	37,420
Louisiana-Pacific Corp.*	3,614	33,791
Martin Marietta Materials, Inc.	1,342	114,915
Minerals Technologies, Inc.	528	34,536
NewMarket Corp.	311	58,281
Olin Corp.	2,410	52,418
Packaging Corp. of America	2,931	86,728
Reliance Steel & Aluminum Co.	2,132	120,415
Rock-Tenn Co. Cl A	2,237	151,132
RPM International, Inc.	3,869	101,329
Scotts Miracle-Gro Co. Cl A	1,178	63,800
Sensient Technologies Corp.	1,499	56,962
Silgan Hldgs., Inc.	1,458	64,444
Sonoco Products Co.	3,043	101,028
Steel Dynamics, Inc.	6,256	90,962
Valspar Corp.	2,758	133,184
Worthington Industries, Inc.	1,558	29,882
		2,251,439

TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	2,931	67,853
tw telecom inc*	4,463	98,900
		166,753
UTILITIES (5.4%)
Alliant Energy Corp.	3,671	159,028
Aqua America, Inc.	4,600	102,534
Atmos Energy Corp.	2,990	94,065
Black Hills Corp.	1,455	48,786
Cleco Corp.	2,011	79,736
Great Plains Energy, Inc.	4,407	89,330
Hawaiian Electric Industries, Inc.	3,171	80,385
Idacorp, Inc.	1,652	67,930
MDU Resources Group	6,112	136,848
National Fuel Gas Co.	2,771	133,341
NSTAR	3,426	166,606
NV Energy, Inc.	7,735	124,688
OGE Energy Corp.	3,182	170,237
PNM Resources, Inc.	2,651	48,513
Questar Corp.	5,820	112,093
UGI Corp.	3,716	101,261
Vectren Corp.	2,712	78,811
Westar Energy, Inc.	4,154	116,021
WGL Hldgs., Inc.	1,717	69,882
		1,980,095
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $29,131,671) 96.4%		35,249,429

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill (1)	A-1+	0.01	04/19/12	200,000	199,999
U.S. Treasury Bill (1)	A-1+	0.09	04/19/12	500,000	499,976
					699,975
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $699,975) 1.9%					699,975

TEMPORARY CASH INVESTMENTS (2) (Cost: $576,000) 1.6%					576,000

TOTAL INVESTMENTS (Cost: $30,407,646) 99.9%					36,525,404

OTHER NET ASSETS 0.1%					30,496

NET ASSETS 100.0%					$36,555,900

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.2%)
Bassett Furniture Industries, Inc.	6,576	60,499
Dillard’s, Inc. Cl A	427	26,910
Pep Boys - Manny, Moe & Jack	6,329	94,429
Rent-A-Center, Inc.	1,909	72,065
Shutterfly, Inc.*	1,628	51,005
Wolverine World Wide, Inc.	2,214	82,317
		387,225
CONSUMER STAPLES (1.7%)
Prestige Brands Hldgs., Inc.*	1,954	34,156
The Pantry, Inc.*	4,575	59,521
Vector Group Ltd.	1,630	28,884
		122,561
ENERGY (4.1%)
Energy XXI (Bermuda) Ltd.*	3,122	112,735
Gasco Energy, Inc.*	60,133	16,068
McMoRan Exploration Co.*	16,366	175,111
		303,914
FINANCIALS (36.5%)
Ashford Hospitality Trust, Inc.	4,045	36,445
Aspen Insurance Hldgs. Ltd.	2,585	72,225
Associated Estates Realty Corp.	2,662	43,497
BancFirst Corp.	988	43,037
Bank of Marin Bancorp	647	24,592
Banner Corp.	998	21,986
Brookline Bancorp, Inc.	6,623	62,058
Bryn Mawr Bank Corp.	1,946	43,668
Cash America Int’l., Inc.	1,280	61,350
Chesapeake Lodging Trust	3,115	55,977
Cogdell Spencer, Inc.	6,805	28,853
Colonial Properties Trust	3,664	79,619
Dime Community Bancshares	3,231	47,205
EastGroup Properties, Inc.	1,337	67,144
Ellington Financial LLC	4,746	92,784
Equity Lifestyle Properties, Inc.	1,409	98,264
FelCor Lodging Trust, Inc.*	20,361	73,300
First Interstate BancSytem, Inc.	3,002	43,889
First Niagara Financial Group, Inc.	6,711	66,036
Flushing Financial Corp.	932	12,545
Forest City Enterprises, Inc. Cl A*	5,071	79,412
Glacier Bancorp, Inc.	3,663	54,725
Highwoods Properties, Inc.	2,212	73,704
IBERIABANK Corp.	824	44,059
Investors Bancorp, Inc.*	3,393	50,963
Janus Capital Group, Inc.	6,027	53,701
Marlin Business Svcs. Corp.	3,316	49,939
MB Financial, Inc.	2,420	50,796
Meadowbrook Insurance Group, Inc.	6,930	64,657
Mid-America Apt. Communities, Inc.	429	28,756
National Retail Pptys., Inc.	2,014	54,761
NBH Hldgs. Co.†	2,038	34,646
Northwest Bancshares, Inc.	4,051	51,448
Pennsylvania REIT	5,047	77,068
PHH Corp.*	2,757	42,651
ProAssurance Corp.	1,257	110,754
Prosperity Bancshares, Inc.	1,270	58,166
S.Y. Bancorp, Inc.	2,283	52,966
SeaBright Hldgs., Inc.	10,828	98,427

Select Income REIT*	1,667	37,641
Senior Housing Pptys. Trust	1,739	38,345
Signature Bank*	1,354	85,356
Steel Excel, Inc.*	713	19,964
SVB Financial Group*	1,567	100,821
Symetra Financial Corp.	6,584	75,914
UMB Financial Corp.	1,134	50,730
Urstadt Biddle Properties Cl A	1,757	34,683
Westamerica Bancorporation	1,297	62,256
		2,711,783
HEALTH CARE (4.9%)
Abiomed, Inc.*	835	18,529
Alphatec Hldgs., Inc.*	9,891	23,442
Computer Programs & Systems, Inc.	973	54,994
Conceptus, Inc.*	4,654	66,925
Enzon Pharmaceuticals, Inc.*	5,564	38,058
Medicines Co.*	3,659	73,436
QLT, Inc.*	12,172	85,204
		360,588
INDUSTRIALS (13.1%)
Actuant Corp. Cl A	3,029	87,811
Alaska Air Group, Inc.*	2,097	75,115
AZZ, Inc.	1,336	68,991
EMCOR Group, Inc.	1,378	38,198
Encore Wire Corp.	3,542	105,304
Genesee & Wyoming, Inc. Cl A*	1,936	105,667
Insperity, Inc.	1,521	46,603
Kaydon Corp.	2,122	54,132
Miller Industries, Inc.	4,801	81,233
Mueller Industries, Inc.	3,257	148,031
Old Dominion Freight Line, Inc.*	3,320	158,264
		969,349
INFORMATION TECHNOLOGY (11.6%)
Anixter International, Inc.*	528	38,296
Cirrus Logic, Inc.*	2,095	49,861
CommVault Systems, Inc.*	1,149	57,036
comScore, Inc.*	1,118	23,914
Emulex Corp.*	2,521	26,168
Informatica Corp.*	758	40,098
LogMeIn, Inc.*	1,608	56,650
Microsemi Corp.*	2,162	46,353
MKS Instruments, Inc.	1,764	52,091
Parametric Technology Corp.*	2,352	65,715
Plexus Corp.*	1,039	36,355
Richardson Electronics Ltd.	8,547	102,393
Semtech Corp.*	1,897	53,989
Tibco Software, Inc.*	5,557	169,489
TTM Technologies, Inc.*	3,677	42,249
		860,657
MATERIALS (10.9%)
Boise, Inc.	15,846	130,096
Buckeye Technologies, Inc.	2,003	68,042
Commercial Metals Co.	3,489	51,707
Copper Mountain Mining Corp.*	5,174	21,995
Crown Hldgs., Inc.*	3,444	126,843
Innophos Hldgs., Inc.	2,292	114,875
Kaiser Aluminum Corp.	2,109	99,671
McEwen Mining, Inc.*	5,954	26,436
Silgan Hldgs., Inc.	3,839	169,681
		809,346

TELECOMMUNICATION SERVICES (0.9%)
Consolidated Comms. Hldgs., Inc.	3,339	65,545

UTILITIES (5.9%)
Avista Corp.	3,406	87,125
Black Hills Corp.	1,648	55,257
Idacorp, Inc.	1,946	80,020
Northwest Natural Gas Co.	1,281	58,157
PNM Resources, Inc.	3,851	70,473
Unisource Energy Corp.	2,271	83,050
		434,082
TOTAL COMMON STOCKS (Cost: $5,876,014) 94.8%		7,025,050

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	30,610
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.4%		30,610

TEMPORARY CASH INVESTMENTS (3) (Cost: $500,000) 6.7%		500,000

TOTAL INVESTMENTS (Cost: $6,384,834) 101.9%		7,555,660

OTHER NET ASSETS -1.9%		(141,390)

NET ASSETS 100.0%		$7,414,270

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
AFC Enterprises, Inc.*	4,219	71,554
American Axle & Mfg. Hldgs., Inc.*	5,483	64,206
ANN, Inc.*	1,748	50,063
Brunswick Corp.	2,000	51,500
Denny’s Corp.*	14,796	59,776
Express, Inc.*	3,255	81,310
HSN, Inc.	1,665	63,320
Lincoln Educational Svcs. Corp.	5,171	40,903
Maidenform Brands, Inc.*	3,339	75,161
P.F. Chang’s China Bistro, Inc.	1,164	46,001
Pep Boys - Manny, Moe & Jack	4,366	65,141
Pinnacle Entertainment, Inc.*	4,022	46,293
Quiksilver, Inc.*	7,674	31,003
Shutterfly, Inc.*	1,515	47,465
Sotheby’s	472	18,568
Steiner Leisure Ltd.*	550	26,857
Steve Madden Ltd.*	1,803	77,078
Valassis Communications, Inc.*	575	13,225
		929,424
CONSUMER STAPLES (3.2%)
Darling International, Inc.*	2,459	42,836
Hain Celestial Group, Inc.*	1,165	51,039
Nu Skin Enterprises, Inc. Cl A	679	39,321
TreeHouse Foods, Inc.*	706	42,007
Vector Group Ltd.	2,455	43,503
		218,706
ENERGY (7.6%)
Abraxas Petroleum Corp.*	8,518	26,576
CVR Energy, Inc.*	1,350	36,113
Energy XXI (Bermuda) Ltd.*	3,754	135,555
Goodrich Petroleum Corp.*	1,800	34,236
Lufkin Industries, Inc.	564	45,487
MarkWest Energy Partners LP	1,077	62,951
McMoRan Exploration Co.*	12,869	137,693
Saratoga Resources, Inc.*	6,125	44,406
		523,017
FINANCIALS (7.5%)
Associated Estates Realty Corp.	2,194	35,850
Chesapeake Lodging Trust	1,325	23,810
Colonial Properties Trust	2,300	49,979
MarketAxess Hldgs., Inc.	575	21,442
Mid-America Apt. Communities, Inc.	753	50,474
Northwest Bancshares, Inc.	3,609	45,834
OneBeacon Insurance Group Ltd. Cl A	2,318	35,720
ProAssurance Corp.	471	41,500
PS Business Parks, Inc.	566	37,096
S.Y. Bancorp, Inc.	1,157	26,842
Signature Bank*	1,047	66,003
Starwood Property Trust, Inc.	1,275	26,801
Stifel Financial Corp.*	1,419	53,695
		515,046
HEALTH CARE (19.2%)
Abiomed, Inc.*	2,717	60,290
Acorda Therapeutics, Inc.*	425	11,284
AMERIGROUP Corp.*	755	50,796
Auxilium Pharmaceuticals, Inc.*	726	13,482
BioSpecifics Technologies Corp.*	200	3,164
Bruker Corp.*	2,042	31,263

Cantel Medical Corp.	250	6,273
Cepheid, Inc.*	570	23,843
Cubist Pharmaceuticals, Inc.*	1,509	65,264
Cyberonics, Inc.*	2,170	82,742
DexCom, Inc.*	3,660	38,174
Emergent Biosolutions, Inc.*	1,607	25,712
Halozyme Therapeutics, Inc.*	850	10,846
HeartWare International, Inc.*	200	13,138
HMS Hldgs. Corp.*	2,658	82,956
Impax Laboratories, Inc.*	1,450	35,641
Incyte Corp.*	1,085	20,941
Insulet Corp.*	1,670	31,964
IPC The Hospitalist Co.*	786	29,011
Ironwood Pharmaceuticals, Inc.*	1,328	17,676
MAKO Surgical Corp.*	350	14,753
MAP Pharmaceuticals, Inc.*	675	9,693
Medicines Co.*	1,723	34,581
Neogen Corp.*	1,391	54,346
NxStage Medical, Inc.*	3,183	61,336
Onyx Pharmaceuticals, Inc.*	1,217	45,857
PAREXEL International Corp.*	1,681	45,337
Pharmacyclics, Inc.*	525	14,574
Progenics Pharmaceuticals, Inc.*	1,125	11,138
QLT, Inc.*	2,479	17,353
Questcor Pharmaceuticals, Inc.*	1,195	44,956
Sagent Pharmaceuticals, Inc.*	925	16,530
Salix Pharmaceuticals Ltd.*	2,341	122,903
Seattle Genetics, Inc.*	1,702	34,687
SXC Health Solutions Corp.*	885	66,340
Thoratec Corp.*	827	27,878
Vascular Solutions, Inc.*	1,575	16,994
ViroPharma, Inc.*	750	22,553
		1,316,269
INDUSTRIALS (15.5%)
Acacia Research Corp.*	1,065	44,453
Acco Brands Corp.*	4,637	57,545
Astec Industries, Inc.*	1,198	43,703
Astronics Corp.*	1,968	68,801
AZZ, Inc.	1,313	67,803
Belden, Inc.	686	26,006
EnPro Industries, Inc.*	1,195	49,115
Genesee & Wyoming, Inc. Cl A*	1,139	62,167
Graham Corp.	1,745	38,198
Healthcare Svcs. Group, Inc.	2,356	50,112
Hub Group, Inc. Cl A*	915	32,967
Old Dominion Freight Line, Inc.*	1,731	82,517
On Assignment, Inc.*	2,841	49,632
Raven Industries, Inc.	1,597	97,433
RBC Bearings, Inc.*	1,297	59,831
Robbins & Myers, Inc.	1,275	66,364
Smith (A.O.) Corp.	1,215	54,614
Sun Hydraulics Corp.	1,386	36,258
Teledyne Technologies, Inc.*	1,188	74,903
		1,062,422
INFORMATION TECHNOLOGY (23.3%)
Adtran, Inc.	2,177	67,901
Anaren, Inc.*	1,058	19,414
Brightcove, Inc.*	835	20,708
Cavium, Inc.*	800	24,752
Cirrus Logic, Inc.*	2,612	62,166
CommVault Systems, Inc.*	1,351	67,064

comScore, Inc.*	2,574	55,058
Emulex Corp.*	2,845	29,531
Finisar Corp.*	2,500	50,375
iGATE Corp.*	2,025	33,939
Imperva, Inc.*	375	14,681
Informatica Corp.*	1,847	97,706
Lattice Semiconductor Corp.*	9,312	59,876
Littelfuse, Inc.	554	34,736
LogMeIn, Inc.*	2,565	90,365
Mercury Computer Systems, Inc.*	3,036	40,227
Microsemi Corp.*	2,637	56,537
MKS Instruments, Inc.	1,704	50,319
Nanometrics, Inc.*	2,984	55,234
Parametric Technology Corp.*	3,722	103,993
Plantronics, Inc.	1,035	41,669
Plexus Corp.*	1,340	46,887
QLIK Technologies, Inc.*	1,635	52,320
Rackspace Hosting, Inc.*	520	30,051
Responsys, Inc.*	5,016	60,042
Sapient Corp.	2,393	29,793
Sourcefire, Inc.*	1,811	87,163
Super Micro Computer, Inc.*	2,024	35,339
Take-Two Interactive Software, Inc.*	1,675	25,770
Tibco Software, Inc.*	1,826	55,693
Vantiv, Inc. Cl A*	2,174	42,676
Volterra Semiconductor Corp.*	875	30,113
Websense, Inc.*	894	18,854
		1,590,952
MATERIALS (4.5%)
Allied Nevada Gold Corp.*	1,394	45,347
CVR Partners LP	1,880	49,444
Innophos Hldgs., Inc.	1,433	71,822
McEwen Mining, Inc.*	10,460	46,442
Silgan Hldgs., Inc.	1,049	46,366
TPC Group, Inc.*	1,147	50,709
		310,130
TELECOMMUNICATION SERVICES (1.8%)
AboveNet, Inc.*	930	77,004
Consolidated Comms. Hldgs., Inc.	2,130	41,812
		118,816
UTILITIES (0.8%)
Northwest Natural Gas Co.	1,125	51,075

TOTAL COMMON STOCKS (Cost: $5,414,492) 97.0%		6,635,857

TEMPORARY CASH INVESTMENTS (3) (Cost: $200,000) 2.9%		200,000

TOTAL INVESTMENTS (Cost: $5,614,492) 99.9%		6,835,857

OTHER NET ASSETS 0.1%		6,115

NET ASSETS 100.0%		$6,841,972

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.1%)
U.S. Treasury Note	AA+	1.00	10/31/16	1,000,000	1,002,500
U.S. Treasury Note	AA+	1.38	09/15/12	1,500,000	1,508,204
U.S. Treasury Note	AA+	2.38	10/31/14	1,500,000	1,573,008
U.S. Treasury Note	AA+	3.25	05/31/16	2,250,000	2,471,482
U.S. Treasury Note	AA+	3.25	07/31/16	1,000,000	1,100,312
U.S. Treasury Strip	AA+	0.00	02/15/17	2,500,000	2,368,758
U.S. Treasury Strip	AA+	0.00	02/15/18	1,500,000	1,382,589
U.S. Treasury Strip	AA+	0.00	08/15/18	3,500,000	3,177,085
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	2,825,353
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	347,115
U.S. Treasury Strip	AA+	0.00	08/15/29	3,300,000	1,859,293
					19,615,699
U.S. GOVERNMENT AGENCIES (29.0%)
MORTGAGE-BACKED OBLIGATIONS (29.0%)
FHARM	AA+	4.64	09/01/39	178,597	190,715
FHARM	AA+	5.22	04/01/37	64,509	68,050
FHARM	AA+	5.24	02/01/36	109,991	117,368
FHARM	AA+	5.39	04/01/37	85,795	90,337
FHARM	AA+	5.43	05/01/37	154,266	166,442
FHARM	AA+	5.77	03/01/37	82,695	89,487
FHLMC	AA+	4.00	02/01/25	195,234	206,273
FHLMC	AA+	4.00	03/01/41	515,118	539,688
FHLMC	AA+	4.00	07/01/41	393,599	412,126
FHLMC	AA+	4.50	03/01/34	274,520	291,854
FHLMC	AA+	4.50	08/01/34	185,100	196,701
FHLMC	AA+	4.50	08/15/35	158,385	173,793
FHLMC	AA+	5.00	02/01/26	75,542	81,833
FHLMC	AA+	5.50	03/01/21	87,769	95,297
FHLMC	AA+	5.50	07/01/32	137,416	150,169
FHLMC	AA+	5.50	05/01/33	113,401	124,209
FHLMC	AA+	5.50	08/15/33	99,175	104,110
FHLMC	AA+	5.50	06/01/37	252,941	275,704
FHLMC	AA+	6.00	07/15/29	90,715	100,727
FHLMC	AA+	6.00	03/15/32	95,876	107,351
FNMA	AA+	3.50	01/01/32	494,468	511,891
FNMA	AA+	4.00	05/01/19	124,313	132,838
FNMA	AA+	4.00	10/01/30	469,468	497,837
FNMA	AA+	4.00	01/01/31	432,341	458,467
FNMA	AA+	4.00	06/01/39	303,228	318,131
FNMA	AA+	4.00	11/01/40	414,340	434,704
FNMA	AA+	4.00	05/01/41	351,185	377,288
FNMA	AA+	4.50	05/01/18	58,671	63,088
FNMA	AA+	4.50	05/01/19	65,351	70,231
FNMA	AA+	4.50	05/01/30	309,294	331,633
FNMA	AA+	4.50	04/01/31	304,702	326,915
FNMA	AA+	4.50	08/01/33	156,435	166,753
FNMA	AA+	4.50	08/01/33	77,562	82,678
FNMA	AA+	4.50	09/01/33	396,423	422,570
FNMA	AA+	4.50	05/01/34	69,861	74,414
FNMA	AA+	4.50	06/01/34	130,961	139,497
FNMA	AA+	4.50	08/01/35	314,624	335,031
FNMA	AA+	4.50	12/01/35	234,856	250,089

FNMA	AA+	4.50	05/01/39	347,581	369,800
FNMA	AA+	4.50	05/01/39	260,019	276,641
FNMA	AA+	4.50	05/01/40	363,894	396,090
FNMA	AA+	5.00	04/01/18	96,257	104,482
FNMA	AA+	5.00	09/01/18	60,260	65,409
FNMA	AA+	5.00	10/01/20	125,597	136,447
FNMA	AA+	5.00	06/01/33	274,783	297,519
FNMA	AA+	5.00	09/01/33	225,226	243,862
FNMA	AA+	5.00	10/01/33	223,693	242,202
FNMA	AA+	5.00	11/01/33	285,077	308,665
FNMA	AA+	5.00	11/01/33	234,314	253,702
FNMA	AA+	5.00	03/01/34	62,322	67,478
FNMA	AA+	5.00	04/01/34	81,572	88,283
FNMA	AA+	5.00	04/01/34	49,042	53,076
FNMA	AA+	5.00	04/01/35	165,505	178,967
FNMA	AA+	5.00	06/01/35	92,191	99,690
FNMA	AA+	5.00	09/01/35	175,806	190,105
FNMA	AA+	5.00	11/25/35	250,000	279,530
FNMA	AA+	5.00	10/01/36	174,376	188,559
FNMA	AA+	5.00	05/01/39	334,470	369,687
FNMA	AA+	5.50	04/01/17	4,201	4,584
FNMA	AA+	5.50	05/01/17	4,231	4,616
FNMA	AA+	5.50	06/01/17	4,942	5,392
FNMA	AA+	5.50	09/01/19	37,822	41,338
FNMA	AA+	5.50	08/01/25	116,019	127,417
FNMA	AA+	5.50	01/01/27	59,344	65,026
FNMA	AA+	5.50	09/01/33	74,846	82,252
FNMA	AA+	5.50	10/01/33	224,091	246,265
FNMA	AA+	5.50	03/01/34	70,195	77,141
FNMA	AA+	5.50	03/01/34	39,376	43,272
FNMA	AA+	5.50	07/01/34	74,828	82,104
FNMA	AA+	5.50	09/01/34	322,884	354,277
FNMA	AA+	5.50	09/01/34	299,187	328,790
FNMA	AA+	5.50	09/01/34	80,093	87,880
FNMA	AA+	5.50	10/01/34	56,816	62,341
FNMA	AA+	5.50	02/01/35	112,711	123,669
FNMA	AA+	5.50	02/01/35	93,769	102,637
FNMA	AA+	5.50	04/01/35	152,518	166,942
FNMA	AA+	5.50	08/01/35	174,257	190,737
FNMA	AA+	5.50	11/01/35	126,550	138,518
FNMA	AA+	5.50	06/01/37	198,255	216,199
FNMA	AA+	5.50	11/01/38	101,003	108,787
FNMA	AA+	5.50	06/01/48	111,841	121,090
FNMA	AA+	6.00	04/01/23	88,384	99,058
FNMA	AA+	6.00	01/01/25	181,935	202,534
FNMA	AA+	6.00	03/01/28	116,317	128,566
FNMA	AA+	6.00	03/01/32	10,397	11,615
FNMA	AA+	6.00	04/01/32	15,949	17,818
FNMA	AA+	6.00	04/01/32	7,223	8,069
FNMA	AA+	6.00	05/01/32	17,123	19,129
FNMA	AA+	6.00	05/01/33	217,393	242,863
FNMA	AA+	6.00	09/01/34	139,759	155,456
FNMA	AA+	6.00	10/01/34	173,934	193,470
FNMA	AA+	6.00	11/01/34	107,969	120,096
FNMA	AA+	6.00	12/01/36	128,650	142,115
FNMA	AA+	6.00	01/01/37	118,590	131,002
FNMA	AA+	6.00	05/01/37	69,716	76,446

FNMA	AA+	6.00	07/01/37	81,849	90,262
FNMA	AA+	6.00	08/01/37	171,582	189,218
FNMA	AA+	6.00	12/01/37	50,525	55,719
FNMA	AA+	6.00	10/25/44	131,007	146,298
FNMA	AA+	6.00	02/25/47	115,488	129,459
FNMA	AA+	6.00	12/25/49	153,704	172,906
FNMA	AA+	6.50	09/01/16	2,905	3,201
FNMA	AA+	6.50	03/01/17	7,407	8,188
FNMA	AA+	6.50	05/01/17	1,242	1,373
FNMA	AA+	6.50	06/01/17	28,251	31,232
FNMA	AA+	6.50	04/01/32	4,088	4,656
FNMA	AA+	6.50	05/01/32	19,404	22,101
FNMA	AA+	6.50	05/01/32	15,468	17,618
FNMA	AA+	6.50	07/01/32	25,905	29,505
FNMA	AA+	6.50	07/01/34	101,557	115,131
FNMA	AA+	6.50	09/01/34	63,762	72,284
FNMA	AA+	6.50	09/01/36	91,922	102,456
FNMA	AA+	6.50	05/01/37	92,669	104,099
FNMA	AA+	6.50	09/01/37	100,020	112,358
FNMA	AA+	6.50	05/01/38	100,675	112,873
FNMA	AA+	7.00	09/01/31	5,680	6,585
FNMA	AA+	7.00	11/01/31	6,934	8,039
FNMA	AA+	7.00	04/01/32	21,280	24,668
FNMA	AA+	7.00	01/25/44	175,974	199,769
FNMA	AA+	7.50	06/01/31	3,911	4,567
FNMA	AA+	7.50	02/01/32	11,949	13,983
FNMA	AA+	7.50	04/01/32	6,154	7,204
FNMA	AA+	7.50	06/01/32	4,291	5,024
FNMA	AA+	8.00	03/01/31	2,573	3,041
FNMA	AA+	8.00	04/01/32	8,348	9,895
FNMA	AA+	8.00	04/01/32	863	1,019
GNMA (4)	AA+	3.50	09/20/33	417,464	438,355
GNMA (4)	AA+	3.50	01/20/37	441,150	461,255
GNMA (4)	AA+	4.00	08/15/41	414,967	446,378
GNMA (4)	AA+	4.00	11/15/41	149,039	160,320
GNMA (4)	AA+	4.00	01/15/42	498,561	535,832
GNMA (4)	AA+	4.50	10/15/40	379,974	414,695
GNMA (4)	AA+	5.00	10/15/24	396,220	434,735
GNMA (4)	AA+	5.00	04/15/39	329,265	364,051
GNMA (4)	AA+	5.00	06/20/39	229,415	259,798
GNMA (4)	AA+	5.00	11/15/39	284,248	314,278
GNMA (4)	AA+	5.00	06/20/40	417,200	460,492
GNMA (4)	AA+	6.50	04/15/31	1,813	2,108
GNMA (4)	AA+	6.50	10/15/31	9,858	11,460
GNMA (4)	AA+	6.50	12/15/31	3,172	3,687
GNMA (4)	AA+	6.50	05/15/32	3,268	3,787
GNMA (4)	AA+	7.00	05/15/31	7,337	8,725
GNMA (4)	AA+	7.00	09/15/31	2,011	2,392
GNMA (4)	AA+	7.00	09/15/31	688	818
GNMA (4)	AA+	7.00	05/15/32	1,179	1,393
GNMA (4)	AA+	7.00	10/20/38	16,400	18,887
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	293,132	327,143
					23,591,314
CORPORATE DEBT (43.7%)
CONSUMER DISCRETIONARY (5.5%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	390,162
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	259,257

Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	265,166
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	250,000	250,542
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	314,120
Home Depot, Inc.	A-	5.40	03/01/16	250,000	288,499
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	320,186
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	263,593
Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	257,903
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	257,268
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	371,910
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	376,599
Scholastic Corp.	BB-	5.00	04/15/13	250,000	253,750
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	356,015
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	277,150
					4,502,120
CONSUMER STAPLES (3.0%)
Avon Products, Inc.	BBB	4.20	07/15/18	350,000	361,257
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	263,693
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	293,202
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	363,998
Hershey Co.	A	4.85	08/15/15	250,000	281,262
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	265,854
Kroger Co.	BBB	4.95	01/15/15	250,000	274,576
Safeway, Inc.	BBB	3.95	08/15/20	300,000	297,500
					2,401,342
ENERGY (4.8%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	376,696
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	273,632
Enbridge, Inc.	A-	5.80	06/15/14	150,000	163,743
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	262,500
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	326,292
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	255,908
Noble Drilling Corp.	BBB+	7.50	03/15/19	250,000	309,493
Seacor Hldgs., Inc.	BB+	7.38	10/01/19	250,000	264,053
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	992,343
Sunoco, Inc.	BB+	4.88	10/15/14	250,000	260,854
Sunoco, Inc.	BB+	5.75	01/15/17	100,000	105,879
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	250,000	276,752
					3,868,145
FINANCIALS (16.3%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	302,472
Alleghany Corp.	BBB	5.63	09/15/20	350,000	359,620
Ally Financial, Inc.	B+	0.00	12/01/12	500,000	483,750
Bank of America Corp.	A-	3.70	09/01/15	250,000	252,341
Barrick N.A. Finance LLC	A-	4.40	05/30/21	350,000	368,921
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	288,751
Block Financial LLC	BBB	5.13	10/30/14	250,000	258,670
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	265,153
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	315,667
Citigroup, Inc.	BBB+	5.63	08/27/12	300,000	305,053
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	280,935
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	229,527
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	95,446
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	503,883
First Industrial LP	BB-	6.88	04/15/12	250,000	250,304
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	518,570
Genworth Financial, Inc.	BBB	7.20	02/15/21	250,000	254,603
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	305,294

Harley-Davidson Financial Svcs.†	BBB+	2.70	03/15/17	300,000	297,621
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	265,161
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	106,869
HCP, Inc.	BBB	5.65	12/15/13	250,000	265,240
Health Care REIT, Inc.	BBB-	3.63	03/15/16	100,000	101,481
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	275,918
Lincoln National Corp.	A-	4.85	06/24/21	100,000	105,564
Lincoln National Corp.	A-	5.65	08/27/12	200,000	203,677
Markel Corp.	BBB	5.35	06/01/21	200,000	208,543
Markel Corp.	BBB	6.80	02/15/13	150,000	154,521
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	350,000	382,470
Morgan Stanley	A-	4.00	07/24/15	250,000	248,795
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	270,247
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	150,000	147,938
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	343,371
ProLogis LP	BBB-	6.63	05/15/18	350,000	398,420
Protective Life Corp.	A-	7.38	10/15/19	310,000	343,064
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	106,188
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	271,377
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	361,487
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	425,118
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	363,849
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	249,796
Simon Property Group LP	A-	2.80	01/30/17	350,000	358,375
SLM Corp.	BBB-	5.00	10/01/13	350,000	357,875
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	107,401
Travelers Cos., Inc.	A	5.38	06/15/12	250,000	252,428
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	300,000	302,690
Vornado Realty LP	BBB	4.25	04/01/15	300,000	314,547
					13,228,991
HEALTH CARE (4.0%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	290,258
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	224,367
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	204,642
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	304,778
CIGNA Corp.	BBB	2.75	11/15/16	250,000	253,118
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	258,725
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	382,695
Medtronic, Inc.	A+	1.63	04/15/13	250,000	252,500
PerkinElmer, Inc.	BBB	5.00	11/15/21	250,000	261,056
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	272,676
WellPoint, Inc.	A-	4.35	08/15/20	250,000	270,599
Wyeth	AA	5.50	03/15/13	250,000	262,055
					3,237,469
INDUSTRIALS (3.2%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	257,886
Black & Decker Corp.	A	4.75	11/01/14	250,000	270,406
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	250,000	256,250
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	361,396
Masco Corp.	BBB-	5.88	07/15/12	200,000	201,523
Pentair, Inc.	BBB-	5.00	05/15/21	350,000	366,468
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	350,000	349,649
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	268,843
Textron, Inc.	BBB-	4.63	09/21/16	250,000	263,940
					2,596,361
INFORMATION TECHNOLOGY (1.3%)
Avnet, Inc.	BBB-	5.88	03/15/14	100,000	106,025

Avnet, Inc.	BBB-	5.88	06/15/20	250,000	270,338
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	289,890
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	398,687
					1,064,940
MATERIALS (2.5%)
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	260,143
Geon Co.	BB-	7.50	12/15/15	250,000	257,500
Kinross Gold Corp.†	BBB-	3.63	09/01/16	300,000	301,854
Lubrizol Corp.	AA+	5.50	10/01/14	250,000	276,989
Newmont Mining Corp.	BBB+	3.50	03/15/22	400,000	385,364
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	370,532
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	214,500
					2,066,882
TELECOMMUNICATION SERVICES (0.7%)
Alltel Corp.	A-	7.00	03/15/16	250,000	298,031
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	262,520
					560,551

UTILITIES (2.4%)
AmerenEnergy Generating Co.	BB-	6.30	04/01/20	250,000	206,250
Constellation Energy	BBB-	5.15	12/01/20	250,000	275,311
Entergy Corp.	BBB-	5.13	09/15/20	250,000	251,816
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	361,506
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	273,275
Progress Energy, Inc.	A	5.25	12/15/15	250,000	285,958
SCANA Corp.	BBB	4.13	02/01/22	300,000	300,151
					1,954,267

TOTAL LONG-TERM DEBT SECURITIES (Cost: $74,017,508) 96.8%					78,688,081

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.1%)
U.S. Treasury Bill	A-1+	0.06	06/28/12	2,000,000	1,999,686
U.S. Treasury Bill	A-1+	0.09	04/19/12	500,000	499,976
					2,499,662
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,499,666) 3.1%					2,499,662

TEMPORARY CASH INVESTMENTS (2) (Cost: $667,700) 0.8%					667,700

TOTAL INVESTMENTS (Cost: $77,184,874) 100.7%					81,855,443

OTHER NET ASSETS -0.7%					(581,009)

NET ASSETS 100.0%					$81,274,434

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (26.9%)
U.S. Treasury Bill	A-1+	0.08	05/10/12	2,500,000	2,499,912
U.S. Treasury Bill	A-1+	0.08	05/24/12	2,000,000	1,999,939
U.S. Treasury Bill	A-1+	0.09	04/19/12	2,000,000	1,999,910
U.S. Treasury Bill	A-1+	0.09	05/10/12	1,000,000	999,972
U.S. Treasury Bill	A-1+	0.09	05/24/12	1,000,000	999,972
U.S. Treasury Bill	A-1+	0.10	05/24/12	1,000,000	999,971
U.S. Treasury Bill	A-1+	0.10	04/19/12	400,000	399,979
					9,899,655

U.S. GOVERNMENT AGENCIES (14.1%)
FHLB	A-1+	0.09	05/02/12	1,000,000	999,964
FHLMC	A-1+	0.10	05/14/12	1,500,000	1,499,900
FHLMC	A-1+	0.11	07/16/12	800,000	799,740
FNMA	A-1+	0.11	06/13/12	500,000	499,972
FNMA	A-1+	0.12	07/16/12	1,400,000	1,399,648
					5,199,224
COMMERCIAL PAPER (56.7%)
Baker Hughes, Inc.†	A-1	0.12	04/13/12	1,300,000	1,299,944
Becton, Dickinson & Co.	A-1	0.13	04/05/12	305,000	304,994
Coca-Cola Co.†	A-1	0.09	04/12/12	300,000	299,991
Coca-Cola Co.†	A-1	0.11	04/30/12	1,000,000	999,637
Danaher Corp.†	A-1	0.13	05/04/12	1,300,000	1,299,840
Dell, Inc.†	A-1	0.12	04/09/12	1,000,000	999,970
Dell, Inc.†	A-1	0.17	07/09/12	300,000	299,512
Du Pont (EI) de Nemours & Co.†	A-1	0.14	04/27/12	1,000,000	999,895
Emerson Electric Co.†	A-1	0.08	04/09/12	1,300,000	1,299,974
General Electric Capital Corp.	A-1+	0.13	06/01/12	1,350,000	1,349,698
Honeywell International†	A-1	0.12	06/26/12	1,300,000	1,298,251
Nestle Capital Corp.†	A-1+	0.10	05/08/12	550,000	549,908
Nestle Capital Corp.†	A-1+	0.11	06/19/12	1,000,000	999,528
New Jersey Natural Gas	A-1	0.10	04/05/12	1,300,000	1,299,982
Novartis Finance Corp.†	A-1+	0.13	04/05/12	1,000,000	999,982
Pfizer, Inc.†	A-1+	0.11	04/19/12	1,300,000	1,299,925
Private Export Funding Corp.†	A-1	0.12	05/22/12	1,300,000	1,299,291
Procter & Gamble Co.†	A-1+	0.10	05/01/12	1,000,000	999,914
Procter & Gamble Co.†	A-1+	0.14	06/11/12	400,000	399,846
Toyota Motor Credit Corp.	A-1+	0.23	05/08/12	1,300,000	1,300,092
Unilever Capital Corp.†	A-1	0.12	05/21/12	1,300,000	1,299,779
					20,899,953
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $36,000,210) 97.7%					35,998,832

TEMPORARY CASH INVESTMENTS (2) (Cost: $838,700) 2.3%					838,700

TOTAL INVESTMENTS (Cost: $36,838,910) 100.0%					36,837,532

OTHER NET ASSETS -0.0% (5)					(183)

NET ASSETS 100.0%					$36,837,349

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2012 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2012, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$44,489	0.2%
SMALL CAP VALUE FUND	$34,646	0.5%
BOND FUND	$1,267,819	1.6%
MONEY MARKET FUND	$16,645,187	45.2%

(1)               This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2012, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	June 2012	$350,800	$11,162	1.8%
EQUITY INDEX FUND	22	E-mini S&P 500 Stock Index	P	June 2012	$1,543,520	$60,931	2.6%
MID-CAP EQUITY INDEX FUND	13	E-mini S&P MidCap 400 Stock Index	P	June 2012	$1,289,990	$27,950	3.5%

(a)               Includes the cumulative appreciation(depreciation) of futures contracts.

(2)               The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2012 was 0.15%.

(3)               The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2012 was 0.10%.

(4)               U.S. Government guaranteed security.

(5)               Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•       Level 1 – quoted prices in active markets for identical securities.

•                      Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2012, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of March 31, 2012. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2012, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$11,311,880	—	—	$11,311,880
Common Stock - Active	$7,465,343	$44,489	—	$7,509,832
Convertible Preferred Stock	$34,393	—	—	$34,393
Short-Term Debt Securities	—	$199,991	—	$199,991
Temporary Cash Investments	—	$171,900	—	$171,900
	$18,811,616	$416,380	—	$19,227,996

Equity Index Fund
Common Stock	$58,663,872	—	—	$58,663,872
Short-Term Debt Securities	—	$899,896	—	$899,896
Temporary Cash Investments	—	$682,800	—	$682,800
	$58,663,872	$1,582,696	—	$60,246,568

Mid-Cap Equity Index Fund
Common Stock	$35,249,429	—	—	$35,249,429
Short-Term Debt Securities	—	$699,975	—	$699,975
Temporary Cash Investments	—	$576,000	—	$576,000
	$35,249,429	$1,275,975	—	$36,525,404
Small Cap Value Fund
Common Stock	$6,990,404	$34,646	—	$7,025,050
Convertible Preferred Stock	$30,610	—	—	$30,610
Temporary Cash Investments	—	$500,000	—	$500,000
	$7,021,014	$534,646	—	$7,555,660
Small Cap Growth Fund
Common Stock	$6,635,857	—	—	$6,635,857
Temporary Cash Investments	—	$200,000	—	$200,000
	$6,635,857	$200,000	—	$6,835,857

Bond Fund
U.S. Government Debt	—	$19,615,699	—	$19,615,699
U.S. Agency Residential Mortgage-Backed Obligations	—	$23,591,314	—	$23,591,314
Corporate Debt	—	$35,481,068	—	$35,481,068
Short-Term Debt Securities	—	$2,499,662	—	$2,499,662
Temporary Cash Investments	—	$667,700	—	$667,700
	—	$81,855,443	—	$81,855,443

Money Market Fund
U.S. Government Debt	—	$9,899,655	—	$9,899,655
U.S. Government Agency Short-Term Debt	—	$5,199,224	—	$5,199,224
Commercial Paper	—	$20,899,953	—	$20,899,953
Temporary Cash Investments	—	$838,700	—	$838,700
	—	$36,837,532	—	$36,837,532
Other Financial Instruments:*
All America Fund	$11,162	—	—	$11,162
Equity Index Fund	$60,931	—	—	$60,931
Mid-Cap Equity Index Fund	$27,950	—	—	$27,950

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Three Months Ended March 31, 2012

						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	March 31,	March 31, 2012 Included
	2011	(Losses)	Level 3(a)	Level 3(b)	2012	in Statement of Operations
All America Fund - Active Common Stock	—	—	$41,872	$(41,872)	—	—
Small Cap Value Fund - Common Stock	—	—	$32,608	$(32,608)	—	—

(a)     Reflects transfers into Level 3 from Level 2 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

(b)     Reflects transfers into Level 2 from Level 3 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described in Security Valuation below.

During the three months ended March 31, 2012, there were no transfers of securities between Level 1 and Level 2.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.  The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”).  ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011.  The above disclosures reflect the requirements of ASU No. 2011-04.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2012 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$3,444,132	$15,458,650	$7,408,389	$1,362,710
Unrealized Depreciation	(1,477,101)	(5,039,996)	(2,879,236)	(204,309)
Net	$1,967,031	$10,418,654	$4,529,153	$1,158,401
Tax Cost of Investments	$17,260,965	$49,827,914	$31,996,251	$6,397,259

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$1,350,930	$4,827,901	$1,399
Unrealized Depreciation	(148,804)	(157,332)	(2,777)
Net	$1,202,126	$4,670,569	$(1,378)
Tax Cost of Investments	$5,633,731	$77,184,874	$36,838,910

ITEM 2.                                                            CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                                                 EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 16, 2012

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 16, 2012